UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Value Fund (formerly Fidelity Advisor® Series Equity-Income Fund)

October 31, 2017

AEDTI-QTLY-1217
1.950934.104

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Leisure Products - 0.6%
Vista Outdoor, Inc. (a)	315,600	$6,599,196
Media - 7.5%
CBS Corp. Class B	230,800	12,952,496
Cinemark Holdings, Inc.	200,600	7,289,804
Interpublic Group of Companies, Inc.	599,300	11,536,525
Lions Gate Entertainment Corp. Class B	453,100	12,532,746
Time Warner, Inc.	169,600	16,669,984
Twenty-First Century Fox, Inc. Class A	474,700	12,413,405
WPP PLC	495,500	8,760,058
		82,155,018
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy - Louis Vuitton SA	27,332	8,152,135
PVH Corp.	104,900	13,302,369
		21,454,504

TOTAL CONSUMER DISCRETIONARY		110,208,718

CONSUMER STAPLES - 8.1%
Beverages - 0.9%
PepsiCo, Inc.	85,900	9,468,757
Food & Staples Retailing - 2.7%
CVS Health Corp.	300,787	20,612,933
Sysco Corp.	164,200	9,132,804
		29,745,737
Food Products - 2.8%
Campbell Soup Co.	94,700	4,485,939
Kellogg Co.	152,800	9,554,584
Seaboard Corp.	100	440,012
The J.M. Smucker Co.	158,200	16,777,110
		31,257,645
Personal Products - 0.7%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	80,000	4,647,197
(NY Reg.)	61,400	3,558,744
		8,205,941
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	75,500	4,878,042
sponsored ADR	87,710	5,648,524
		10,526,566

TOTAL CONSUMER STAPLES		89,204,646

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	295,669	34,265,080
GasLog Ltd. (b)	228,100	3,934,725
GasLog Partners LP	219,500	5,213,125
Golar LNG Ltd.	58,989	1,246,438
Golar LNG Partners LP	405,800	8,834,266
Hoegh LNG Partners LP	71,300	1,351,135
Phillips 66 Co.	143,800	13,097,304
Suncor Energy, Inc.	184,300	6,257,143
Teekay Offshore Partners LP	359,760	920,986
		75,120,202
FINANCIALS - 28.3%
Banks - 12.3%
JPMorgan Chase & Co.	471,330	47,420,511
PNC Financial Services Group, Inc.	104,100	14,239,839
SunTrust Banks, Inc.	229,000	13,788,090
U.S. Bancorp	426,321	23,183,336
Wells Fargo & Co.	661,649	37,144,975
		135,776,751
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	62,500	15,155,000
Consumer Finance - 2.9%
Capital One Financial Corp.	101,900	9,393,142
Discover Financial Services	163,200	10,857,696
Synchrony Financial	365,000	11,906,300
		32,157,138
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	225,400	42,136,276
Standard Life PLC	848,853	4,845,583
		46,981,859
Insurance - 4.5%
Allstate Corp.	113,000	10,606,180
Chubb Ltd.	74,593	11,250,116
FNF Group	162,300	6,073,266
Prudential PLC	369,153	9,060,999
The Travelers Companies, Inc.	92,500	12,251,625
		49,242,186
Mortgage Real Estate Investment Trusts - 2.9%
AGNC Investment Corp.	536,500	10,799,745
Annaly Capital Management, Inc.	1,016,300	11,646,798
MFA Financial, Inc.	1,158,700	9,547,688
		31,994,231

TOTAL FINANCIALS		311,307,165

HEALTH CARE - 15.0%
Biotechnology - 3.6%
Amgen, Inc.	147,500	25,844,950
Shire PLC sponsored ADR	89,600	13,227,648
		39,072,598
Health Care Providers & Services - 4.8%
Aetna, Inc.	58,700	9,980,761
Anthem, Inc.	49,000	10,251,290
Cigna Corp.	106,100	20,925,042
McKesson Corp.	83,800	11,554,344
		52,711,437
Pharmaceuticals - 6.6%
Allergan PLC	87,200	15,454,456
Bayer AG	112,100	14,581,854
Johnson & Johnson	143,293	19,976,477
Pfizer, Inc.	349,936	12,268,756
Sanofi SA sponsored ADR	227,400	10,751,472
		73,033,015

TOTAL HEALTH CARE		164,817,050

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.7%
United Technologies Corp.	157,600	18,874,176
Machinery - 0.7%
Deere & Co.	58,900	7,826,632
Professional Services - 2.5%
Dun & Bradstreet Corp.	119,700	13,984,551
Nielsen Holdings PLC	357,300	13,245,111
		27,229,662
Road & Rail - 1.0%
Union Pacific Corp.	91,600	10,606,364
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	114,600	6,032,544

TOTAL INDUSTRIALS		70,569,378

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 3.2%
Cisco Systems, Inc.	519,959	17,756,600
F5 Networks, Inc. (a)	52,100	6,318,167
Harris Corp.	63,800	8,888,616
Juniper Networks, Inc.	78,900	1,959,087
		34,922,470
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	111,724	10,163,532
Internet Software & Services - 2.3%
Alphabet, Inc. Class A (a)	14,900	15,392,296
comScore, Inc. (a)(b)	103,005	3,076,759
VeriSign, Inc. (a)(b)	66,800	7,182,336
		25,651,391
IT Services - 1.7%
Amdocs Ltd.	119,600	7,785,960
Cognizant Technology Solutions Corp. Class A	106,300	8,043,721
The Western Union Co.	113,100	2,246,166
		18,075,847
Software - 0.1%
Black Knight, Inc. (a)	32,366	1,467,798
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	76,600	12,948,464

TOTAL INFORMATION TECHNOLOGY		103,229,502

MATERIALS - 3.5%
Chemicals - 1.9%
LyondellBasell Industries NV Class A	119,200	12,340,776
Monsanto Co.	67,600	8,186,360
		20,527,136
Containers & Packaging - 1.6%
Ball Corp.	202,000	8,671,860
Graphic Packaging Holding Co.	588,600	9,117,414
		17,789,274

TOTAL MATERIALS		38,316,410

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	279,400	10,986,008
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	413,290	19,784,192
UTILITIES - 4.3%
Electric Utilities - 4.0%
Exelon Corp.	423,800	17,040,998
PPL Corp.	275,100	10,332,756
Xcel Energy, Inc.	321,200	15,905,824
		43,279,578
Gas Utilities - 0.3%
WGL Holdings, Inc.	42,600	3,650,820

TOTAL UTILITIES		46,930,398

TOTAL COMMON STOCKS
(Cost $955,398,188)		1,040,473,669

Other - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $4,632,348)	4,632,348	3,566,908

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.10% (f)	60,904,735	60,916,916
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	9,229,671	9,230,594
TOTAL MONEY MARKET FUNDS
(Cost $70,147,563)		70,147,510
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,030,178,099)		1,114,188,087
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(14,647,025)
NET ASSETS - 100%		$1,099,541,062

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,566,908 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$4,632,348

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$394,694
Fidelity Securities Lending Cash Central Fund	49,162
Total	$443,856

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$110,208,718	$93,296,525	$16,912,193	$--
Consumer Staples	89,204,646	79,679,407	9,525,239	--
Energy	75,120,202	75,120,202	--	--
Financials	311,307,165	302,246,166	9,060,999	--
Health Care	164,817,050	150,235,196	14,581,854	--
Industrials	70,569,378	70,569,378	--	--
Information Technology	103,229,502	103,229,502	--	--
Materials	38,316,410	38,316,410	--	--
Real Estate	10,986,008	10,986,008	--	--
Telecommunication Services	19,784,192	19,784,192	--	--
Utilities	46,930,398	46,930,398	--	--
Other	3,566,908	--	--	3,566,908
Money Market Funds	70,147,510	70,147,510	--	--
Total Investments in Securities:	$1,114,188,087	$1,060,540,894	$50,080,285	$3,566,908

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

During the period, 37,998,289 shares of the Fund held by affiliated entities were redeemed in kind for investments and cash with a value of $504,085,301. The Fund recognized a net realized gain of $135,786,829 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

October 31, 2017

ALDTI-QTLY-1217
1.950919.104

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.7%
Delphi Automotive PLC	76,977	$7,649,974
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	99,688	4,696,302
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	26,300	6,884,288
Newell Brands, Inc.	175,200	7,144,656
		14,028,944
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	263,881	5,995,376
Media - 3.2%
Liberty Broadband Corp. Class C (a)	102,045	8,907,508
The Walt Disney Co.	128,024	12,522,027
Time Warner, Inc.	86,952	8,546,512
Twenty-First Century Fox, Inc. Class A	218,904	5,724,340
		35,700,387
Specialty Retail - 0.3%
Burlington Stores, Inc. (a)	35,000	3,286,150
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	49,205	6,239,686

TOTAL CONSUMER DISCRETIONARY		77,596,819

CONSUMER STAPLES - 7.9%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	97,099	7,852,396
Food & Staples Retailing - 2.1%
Kroger Co.	308,783	6,391,808
Wal-Mart Stores, Inc.	68,298	5,963,098
Walgreens Boots Alliance, Inc.	160,619	10,644,221
		22,999,127
Food Products - 2.1%
Mondelez International, Inc.	126,519	5,241,682
The J.M. Smucker Co.	72,929	7,734,120
The Kraft Heinz Co.	128,329	9,923,682
		22,899,484
Household Products - 2.3%
Procter & Gamble Co.	293,357	25,328,443
Tobacco - 0.7%
Philip Morris International, Inc.	78,446	8,208,589

TOTAL CONSUMER STAPLES		87,288,039

ENERGY - 10.9%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	236,481	7,432,598
Dril-Quip, Inc. (a)	91,021	3,831,984
		11,264,582
Oil, Gas & Consumable Fuels - 9.9%
Cabot Oil & Gas Corp.	287,176	7,954,775
Cenovus Energy, Inc.	965,183	9,366,786
Cheniere Energy, Inc.	162,000	7,571,880
Chevron Corp.	335,186	38,844,706
ConocoPhillips Co.	427,206	21,851,587
EQT Corp.	94,600	5,916,284
Phillips 66 Co.	117,800	10,729,224
Valero Energy Corp.	92,800	7,320,992
		109,556,234

TOTAL ENERGY		120,820,816

FINANCIALS - 24.9%
Banks - 8.7%
Bank of America Corp.	602,000	16,488,780
CIT Group, Inc.	186,900	8,713,278
Citigroup, Inc.	116,600	8,570,100
JPMorgan Chase & Co.	37,300	3,752,753
PNC Financial Services Group, Inc.	59,300	8,111,647
Popular, Inc.	163,074	5,981,554
U.S. Bancorp	341,608	18,576,643
Wells Fargo & Co.	452,375	25,396,333
		95,591,088
Capital Markets - 3.7%
Brookfield Asset Management, Inc. Class A	41,000	1,719,960
Franklin Resources, Inc.	223,400	9,411,842
Goldman Sachs Group, Inc.	89,922	21,804,287
The Blackstone Group LP	236,400	7,869,756
		40,805,845
Consumer Finance - 3.3%
American Express Co.	63,400	6,055,968
Capital One Financial Corp.	160,186	14,765,945
Discover Financial Services	217,700	14,483,581
Synchrony Financial	50,000	1,631,000
Trisura Group Ltd.	269	6,016
		36,942,510
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	229,739	42,947,410
Insurance - 5.0%
AFLAC, Inc.	135,600	11,375,484
Chubb Ltd.	97,247	14,666,793
MetLife, Inc.	114,251	6,121,569
Reinsurance Group of America, Inc.	68,100	10,172,778
The Travelers Companies, Inc.	99,700	13,205,265
		55,541,889
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	293,235	3,360,473

TOTAL FINANCIALS		275,189,215

HEALTH CARE - 12.3%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	15,896	1,902,115
Amgen, Inc.	74,211	13,003,251
Prothena Corp. PLC (a)	9	522
		14,905,888
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	90,800	4,924,084
Danaher Corp.	105,473	9,731,994
Medtronic PLC	118,728	9,559,979
		24,216,057
Health Care Providers & Services - 1.2%
Aetna, Inc.	22,029	3,745,591
Cardinal Health, Inc.	22,500	1,392,750
Cigna Corp.	28,476	5,616,037
Humana, Inc.	3,200	817,120
McKesson Corp.	11,700	1,613,196
		13,184,694
Pharmaceuticals - 7.6%
Allergan PLC	19,700	3,491,431
Bristol-Myers Squibb Co.	38,883	2,397,526
Jazz Pharmaceuticals PLC (a)	88,476	12,522,008
Johnson & Johnson	234,547	32,698,197
Merck & Co., Inc.	249,799	13,761,427
Pfizer, Inc.	541,538	18,986,322
		83,856,911

TOTAL HEALTH CARE		136,163,550

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.1%
Raytheon Co.	33,591	6,053,098
United Technologies Corp.	56,158	6,725,482
		12,778,580
Airlines - 1.3%
American Airlines Group, Inc.	182,110	8,526,390
JetBlue Airways Corp. (a)	287,316	5,502,101
		14,028,491
Construction & Engineering - 0.5%
AECOM (a)	144,416	5,063,225
Electrical Equipment - 1.4%
AMETEK, Inc.	73,050	4,930,145
Fortive Corp.	53,858	3,891,779
Sensata Technologies Holding BV (a)	130,355	6,375,663
		15,197,587
Industrial Conglomerates - 1.4%
General Electric Co.	616,986	12,438,438
Honeywell International, Inc.	19,188	2,766,142
		15,204,580
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	89,452	3,689,895
Norfolk Southern Corp.	77,121	10,135,242
		13,825,137
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	158,219	5,599,370

TOTAL INDUSTRIALS		81,696,970

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc.	170,200	1,982,830
Cisco Systems, Inc.	689,914	23,560,563
Juniper Networks, Inc.	203,700	5,057,871
		30,601,264
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	50,600	4,188,162
Internet Software & Services - 0.5%
Alphabet, Inc. Class A (a)	5,900	6,094,936
IT Services - 1.6%
Amdocs Ltd.	169,500	11,034,450
Cognizant Technology Solutions Corp. Class A	36,900	2,792,223
Leidos Holdings, Inc.	57,800	3,613,656
		17,440,329
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	237,993	12,140,023
Software - 1.3%
Oracle Corp.	286,497	14,582,697
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	12,924	2,184,673

TOTAL INFORMATION TECHNOLOGY		87,232,084

MATERIALS - 2.9%
Chemicals - 2.5%
DowDuPont, Inc.	165,057	11,935,272
Eastman Chemical Co.	51,187	4,648,291
LyondellBasell Industries NV Class A	60,100	6,222,153
Westlake Chemical Corp.	57,074	4,846,153
		27,651,869
Containers & Packaging - 0.4%
Ball Corp.	106,032	4,551,954

TOTAL MATERIALS		32,203,823

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	20,500	2,945,235
AvalonBay Communities, Inc.	20,800	3,771,664
Boston Properties, Inc.	32,000	3,877,760
Colony NorthStar, Inc.	372,563	4,575,074
Equity Residential (SBI)	60,100	4,042,326
Essex Property Trust, Inc.	15,200	3,988,936
Forest City Realty Trust, Inc. Class A	221,300	5,450,619
General Growth Properties, Inc.	113,544	2,209,566
Public Storage	12,600	2,611,350
Quality Care Properties, Inc.	145,600	2,304,848
Safety Income and Growth, Inc.	139,700	2,510,409
Simon Property Group, Inc.	16,800	2,609,544
The Macerich Co.	23,200	1,266,720
WP Glimcher, Inc.	336,600	2,635,578
		44,799,629
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	76,471	3,006,840

TOTAL REAL ESTATE		47,806,469

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	551,365	18,553,432
Verizon Communications, Inc.	244,558	11,706,991
		30,260,423
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	20,700	1,237,239

TOTAL TELECOMMUNICATION SERVICES		31,497,662

UTILITIES - 6.0%
Electric Utilities - 3.6%
Alliant Energy Corp.	700	30,282
Exelon Corp.	253,900	10,209,319
NextEra Energy, Inc.	84,467	13,098,298
PG&E Corp.	139,100	8,035,807
Xcel Energy, Inc.	178,079	8,818,472
		40,192,178
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	203,100	5,077,500
The AES Corp.	434,900	4,622,987
		9,700,487
Multi-Utilities - 1.5%
Public Service Enterprise Group, Inc.	141,200	6,947,040
Sempra Energy	79,731	9,368,393
		16,315,433

TOTAL UTILITIES		66,208,098

TOTAL COMMON STOCKS
(Cost $859,501,587)		1,043,703,545
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.05% 12/21/17 to 12/28/17 (b)
(Cost $449,299)	450,000	449,310
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 1.10% (c)
(Cost $58,565,878)	58,554,168	58,565,879
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $918,516,764)		1,102,718,734
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,662,594
NET ASSETS - 100%		$1,105,381,328

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	190	Dec. 2017	$11,142,550	$95,649	$95,649

The notional amount of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $218,690.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$325,025
Fidelity Securities Lending Cash Central Fund	1,379
Total	$326,404

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$77,596,819	$77,596,819	$--	$--
Consumer Staples	87,288,039	87,288,039	--	--
Energy	120,820,816	120,820,816	--	--
Financials	275,189,215	275,189,215	--	--
Health Care	136,163,550	136,163,550	--	--
Industrials	81,696,970	81,696,970	--	--
Information Technology	87,232,084	87,232,084	--	--
Materials	32,203,823	32,203,823	--	--
Real Estate	47,806,469	47,806,469	--	--
Telecommunication Services	31,497,662	31,497,662	--	--
Utilities	66,208,098	66,208,098	--	--
U.S. Government and Government Agency Obligations	449,310	--	449,310	--
Money Market Funds	58,565,879	58,565,879	--	--
Total Investments in Securities:	$1,102,718,734	$1,102,269,424	$449,310	$--
Derivative Instruments:
Assets
Futures Contracts	$95,649	$95,649	$--	$--
Total Assets	$95,649	$95,649	$--	$--
Total Derivative Instruments:	$95,649	$95,649	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

October 31, 2017

EQU-QTLY-1217
1.809096.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.0%
Automobiles - 1.5%
General Motors Co.	2,469,100	$106,122
Hotels, Restaurants & Leisure - 1.6%
Dunkin' Brands Group, Inc.	991,900	58,592
McDonald's Corp.	198,400	33,115
Wyndham Worldwide Corp.	201,200	21,498
		113,205
Media - 2.3%
Comcast Corp. Class A	4,233,588	152,536
Daiichikosho Co. Ltd.	371,100	17,487
		170,023
Multiline Retail - 0.2%
Macy's, Inc.	861,100	16,154
Specialty Retail - 0.4%
Home Depot, Inc.	118,700	19,678
L Brands, Inc.	250,000	10,760
Lewis Group Ltd.	541,022	1,042
		31,480

TOTAL CONSUMER DISCRETIONARY		436,984

CONSUMER STAPLES - 12.1%
Beverages - 1.7%
Dr. Pepper Snapple Group, Inc.	319,900	27,403
Molson Coors Brewing Co. Class B	623,595	50,430
The Coca-Cola Co.	939,800	43,212
		121,045
Food & Staples Retailing - 2.8%
CVS Health Corp.	961,500	65,892
Sysco Corp.	130,000	7,231
Wal-Mart Stores, Inc.	1,514,591	132,239
		205,362
Food Products - 2.2%
B&G Foods, Inc. Class A (a)	913,167	29,039
Hilton Food Group PLC (b)	1,432,701	16,973
Mondelez International, Inc.	567,600	23,516
Morinaga & Co. Ltd.	230,400	13,089
Nestle SA (Reg. S)	156,059	13,131
The Hain Celestial Group, Inc. (c)	264,500	9,527
The J.M. Smucker Co.	208,800	22,143
The Kraft Heinz Co.	448,900	34,713
		162,131
Household Products - 3.9%
Essity AB Class B	300,000	8,970
Kimberly-Clark Corp.	288,400	32,448
Procter & Gamble Co.	2,830,397	244,376
		285,794
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	739,500	42,958
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	423,100	27,336
sponsored ADR	346,393	22,308
Imperial Tobacco Group PLC	366,335	14,939
		64,583

TOTAL CONSUMER STAPLES		881,873

ENERGY - 10.2%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	502,600	32,166
Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	1,152,372	133,548
ConocoPhillips Co.	2,037,300	104,208
Enterprise Products Partners LP	1,008,300	24,703
Exxon Mobil Corp.	116,300	9,694
Imperial Oil Ltd.	940,700	30,501
Kinder Morgan, Inc.	2,534,200	45,894
Phillips 66 Co.	358,900	32,689
Suncor Energy, Inc.	2,161,100	73,371
The Williams Companies, Inc.	4,813,443	137,183
Williams Partners LP	3,096,269	114,686
		706,477

TOTAL ENERGY		738,643

FINANCIALS - 24.0%
Banks - 14.2%
Bank of America Corp.	6,842,300	187,411
Comerica, Inc.	190,072	14,934
JPMorgan Chase & Co.	3,502,382	352,369
KeyCorp	1,130,116	20,625
Lakeland Financial Corp.	177,600	8,575
Regions Financial Corp.	980,500	15,178
SunTrust Banks, Inc.	1,021,500	61,505
U.S. Bancorp	1,740,622	94,655
Wells Fargo & Co.	4,980,950	279,631
		1,034,883
Capital Markets - 4.8%
KKR & Co. LP	7,017,565	140,702
State Street Corp.	465,499	42,826
The Blackstone Group LP	4,687,532	156,048
TPG Specialty Lending, Inc.	372,293	7,610
		347,186
Consumer Finance - 0.2%
Capital One Financial Corp.	197,700	18,224
Insurance - 4.2%
Chubb Ltd.	1,386,300	209,082
MetLife, Inc.	1,792,938	96,066
		305,148
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	434,244	8,780
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	1,744,634	36,568

TOTAL FINANCIALS		1,750,789

HEALTH CARE - 11.8%
Biotechnology - 1.6%
Amgen, Inc.	643,200	112,702
Health Care Equipment & Supplies - 2.4%
Becton, Dickinson & Co.	160,200	33,429
Koninklijke Philips Electronics NV	658,200	26,824
Medtronic PLC	1,461,356	117,668
		177,921
Health Care Providers & Services - 0.0%
HealthSouth Corp.	3	0
Pharmaceuticals - 7.8%
AstraZeneca PLC:
(United Kingdom)	330,218	22,343
sponsored ADR	200,000	6,900
Bristol-Myers Squibb Co.	280,800	17,314
GlaxoSmithKline PLC	4,537,700	81,440
Johnson & Johnson	2,157,548	300,784
Merck & Co., Inc.	1,039,200	57,250
Pfizer, Inc.	1,225,479	42,965
Sanofi SA	386,578	36,604
		565,600

TOTAL HEALTH CARE		856,223

INDUSTRIALS - 6.2%
Aerospace & Defense - 2.5%
General Dynamics Corp.	246,500	50,035
Raytheon Co.	205,700	37,067
United Technologies Corp.	765,920	91,727
		178,829
Air Freight & Logistics - 1.4%
Deutsche Post AG	484,320	22,183
United Parcel Service, Inc. Class B	645,873	75,909
		98,092
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	561,700	26,585
Waste Connection, Inc. (Canada)	180,045	12,721
		39,306
Electrical Equipment - 0.9%
AMETEK, Inc.	124,600	8,409
Eaton Corp. PLC	537,300	42,995
Regal Beloit Corp.	150,500	12,213
		63,617
Industrial Conglomerates - 0.7%
General Electric Co.	862,155	17,381
Roper Technologies, Inc.	142,400	36,763
		54,144
Machinery - 0.2%
Allison Transmission Holdings, Inc.	412,000	17,506

TOTAL INDUSTRIALS		451,494

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	6,675,586	227,971
Electronic Equipment & Components - 1.2%
Dell Technologies, Inc. (c)	497,703	41,195
TE Connectivity Ltd.	485,032	44,123
		85,318
IT Services - 1.7%
First Data Corp. Class A (c)	4,574,436	81,471
Paychex, Inc.	623,357	39,764
		121,235
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	211,500	19,310
Qualcomm, Inc.	2,156,116	109,983
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,135,600	48,070
United Microelectronics Corp.	12,315,000	6,360
		183,723
Software - 2.2%
Micro Focus International PLC	1,738,410	61,070
Microsoft Corp.	1,183,516	98,445
		159,515
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	316,500	53,501

TOTAL INFORMATION TECHNOLOGY		831,263

MATERIALS - 3.2%
Chemicals - 2.2%
DowDuPont, Inc.	1,047,600	75,752
LyondellBasell Industries NV Class A	549,500	56,890
Monsanto Co.	118,700	14,375
Potash Corp. of Saskatchewan, Inc.	762,500	14,841
		161,858
Containers & Packaging - 1.0%
Ball Corp.	250,000	10,733
WestRock Co.	1,025,800	62,912
		73,645

TOTAL MATERIALS		235,503

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	237,400	34,107
Crown Castle International Corp.	391,900	41,965
Duke Realty Corp.	478,600	13,631
Piedmont Office Realty Trust, Inc. Class A	44,661	864
Public Storage	132,300	27,419
Sabra Health Care REIT, Inc.	256,800	5,115
Ventas, Inc.	127,503	8,001
		131,102
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	3,115,489	104,836
Verizon Communications, Inc.	3,943,360	188,769
		293,605
UTILITIES - 5.6%
Electric Utilities - 5.0%
Duke Energy Corp.	328,800	29,036
Exelon Corp.	4,462,000	179,417
PPL Corp.	2,109,900	79,248
Southern Co.	856,777	44,724
Xcel Energy, Inc.	592,800	29,355
		361,780
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	861,700	25,489
Public Service Enterprise Group, Inc.	410,100	20,177
		45,666

TOTAL UTILITIES		407,446

TOTAL COMMON STOCKS
(Cost $5,337,792)		7,014,925

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%
(Cost $1,203)	20,500	1,986
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	1,600	1,721
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	2,626	1,841
Chesapeake Energy Corp. 5.5% 9/15/26 (d)	760	673
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	2,515	2,248
		4,762

TOTAL CONVERTIBLE BONDS		6,483

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)	2,085	2,311
TOTAL CORPORATE BONDS
(Cost $8,785)		8,794
	Shares	Value (000s)

Other - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)
(Cost $22,679)	22,678,929	17,463

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.10% (h)	227,457,416	227,503
Fidelity Securities Lending Cash Central Fund 1.11% (h)(i)	28,656,241	28,659
TOTAL MONEY MARKET FUNDS
(Cost $256,162)		256,162
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $5,626,621)		7,299,330
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(12,984)
NET ASSETS - 100%		$7,286,346

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,232,000 or 0.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,463,000 or 0.3% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$22,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,610
Fidelity Securities Lending Cash Central Fund	388
Total	$1,998

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$436,984	$419,497	$17,487	$--
Consumer Staples	881,873	785,359	96,514	--
Energy	738,643	738,643	--	--
Financials	1,750,789	1,750,789	--	--
Health Care	856,223	689,012	167,211	--
Industrials	451,494	451,494	--	--
Information Technology	831,263	824,903	6,360	--
Materials	235,503	235,503	--	--
Real Estate	131,102	131,102	--	--
Telecommunication Services	295,591	293,605	1,986	--
Utilities	407,446	407,446	--	--
Corporate Bonds	8,794	--	8,794	--
Other	17,463	--	--	17,463
Money Market Funds	256,162	256,162	--	--
Total Investments in Securities:	$7,299,330	$6,983,515	$298,352	$17,463

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

October 31, 2017

MCV-QTLY-1217
1.809074.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 3.0%
Lear Corp.	221,900	$38,963,421
Tenneco, Inc.	453,600	26,358,696
The Goodyear Tire & Rubber Co.	1,004,800	30,736,832
		96,058,949
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	246,700	26,359,895
Household Durables - 3.4%
D.R. Horton, Inc.	1,468,000	64,900,280
Whirlpool Corp.	259,800	42,589,014
		107,489,294
Media - 0.8%
Interpublic Group of Companies, Inc.	1,302,000	25,063,500
Specialty Retail - 2.3%
Williams-Sonoma, Inc. (a)	1,388,300	71,636,280
Textiles, Apparel& Luxury Goods - 1.2%
Michael Kors Holdings Ltd. (b)	780,300	38,086,443

TOTAL CONSUMER DISCRETIONARY		364,694,361

CONSUMER STAPLES - 3.9%
Food Products - 3.9%
Campbell Soup Co.	625,700	29,639,409
Ingredion, Inc.	331,800	41,591,130
Tyson Foods, Inc. Class A	738,000	53,807,580
		125,038,119
ENERGY - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Andeavor	391,500	41,592,960
Cabot Oil & Gas Corp.	1,467,300	40,644,210
Devon Energy Corp.	1,798,200	66,353,580
HollyFrontier Corp.	685,973	25,346,702
Marathon Petroleum Corp.	902,000	53,885,480
Teekay LNG Partners LP	592,917	10,227,818
World Fuel Services Corp.	449,827	12,505,191
		250,555,941
FINANCIALS - 21.2%
Banks - 3.9%
Comerica, Inc.	466,700	36,668,619
East West Bancorp, Inc.	613,600	36,717,824
Regions Financial Corp.	3,173,700	49,128,876
		122,515,319
Capital Markets - 3.6%
Federated Investors, Inc. Class B (non-vtg.)	946,698	29,413,907
Invesco Ltd.	1,316,400	47,113,956
Lazard Ltd. Class A	809,600	38,488,384
		115,016,247
Consumer Finance - 5.7%
Discover Financial Services	1,367,500	90,979,775
Synchrony Financial	2,810,400	91,675,248
		182,655,023
Insurance - 6.2%
Allstate Corp.	274,076	25,724,773
First American Financial Corp.	900,726	49,017,509
FNF Group	1,750,200	65,492,484
Reinsurance Group of America, Inc.	374,300	55,912,934
		196,147,700
Mortgage Real Estate Investment Trusts - 1.8%
AGNC Investment Corp.	1,504,000	30,275,520
MFA Financial, Inc.	3,244,003	26,730,585
		57,006,105

TOTAL FINANCIALS		673,340,394

HEALTH CARE - 5.6%
Biotechnology - 1.0%
United Therapeutics Corp. (b)	266,300	31,580,517
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	454,000	28,102,600
Laboratory Corp. of America Holdings (b)	299,500	46,036,145
Quest Diagnostics, Inc.	416,600	39,068,748
Universal Health Services, Inc. Class B	339,300	34,846,110
		148,053,603

TOTAL HEALTH CARE		179,634,120

INDUSTRIALS - 11.5%
Aerospace & Defense - 1.2%
Spirit AeroSystems Holdings, Inc. Class A	480,400	38,480,040
Airlines - 0.8%
Copa Holdings SA Class A	224,400	27,643,836
Building Products - 1.2%
Owens Corning	449,900	37,202,231
Electrical Equipment - 0.5%
Regal Beloit Corp.	184,949	15,008,611
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	311,300	34,190,079
Machinery - 5.6%
Allison Transmission Holdings, Inc.	672,100	28,557,529
Crane Co.	378,200	31,435,984
Cummins, Inc.	287,100	50,782,248
Ingersoll-Rand PLC	390,300	34,580,580
Snap-On, Inc.	213,900	33,749,142
		179,105,483
Professional Services - 1.1%
Manpower, Inc.	279,400	34,444,432

TOTAL INDUSTRIALS		366,074,712

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 2.7%
CommScope Holding Co., Inc. (b)	857,900	27,572,906
F5 Networks, Inc. (b)	210,700	25,551,589
Juniper Networks, Inc.	1,305,454	32,414,423
		85,538,918
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	304,815	27,729,021
IT Services - 2.1%
Amdocs Ltd.	621,346	40,449,625
Cognizant Technology Solutions Corp. Class A	378,100	28,610,827
		69,060,452
Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	639,000	28,384,380

TOTAL INFORMATION TECHNOLOGY		210,712,771

MATERIALS - 5.6%
Chemicals - 2.0%
Eastman Chemical Co.	403,400	36,632,754
LyondellBasell Industries NV Class A	254,100	26,306,973
		62,939,727
Containers & Packaging - 2.6%
Bemis Co., Inc.	621,600	27,984,432
Graphic Packaging Holding Co.	1,852,000	28,687,480
Owens-Illinois, Inc. (b)	1,070,400	25,571,856
		82,243,768
Metals & Mining - 1.0%
Steel Dynamics, Inc.	876,000	32,595,960

TOTAL MATERIALS		177,779,455

REAL ESTATE - 14.4%
Equity Real Estate Investment Trusts (REITs) - 8.6%
American Tower Corp.	182,457	26,213,597
Equity Lifestyle Properties, Inc.	347,200	30,720,256
Extra Space Storage, Inc.	403,900	32,954,201
Lamar Advertising Co. Class A	460,900	32,465,796
Omega Healthcare Investors, Inc. (a)	1,034,300	29,849,898
Ventas, Inc.	700,400	43,950,100
VEREIT, Inc.	4,025,800	31,763,562
Welltower, Inc.	682,000	45,666,720
		273,584,130
Real Estate Management & Development - 5.8%
CBRE Group, Inc. (b)	1,898,400	74,645,088
Jones Lang LaSalle, Inc.	304,400	39,416,756
Realogy Holdings Corp.	2,128,500	68,814,405
		182,876,249

TOTAL REAL ESTATE		456,460,379

UTILITIES - 10.7%
Electric Utilities - 4.0%
Great Plains Energy, Inc.	1,003,600	32,948,188
Hawaiian Electric Industries, Inc.	53,896	1,965,048
Xcel Energy, Inc.	1,857,200	91,968,543
		126,881,779
Multi-Utilities - 6.7%
CenterPoint Energy, Inc.	2,449,100	72,444,378
CMS Energy Corp.	808,600	39,111,982
DTE Energy Co.	473,056	52,253,766
WEC Energy Group, Inc.	759,200	51,162,488
		214,972,614

TOTAL UTILITIES		341,854,393

TOTAL COMMON STOCKS
(Cost $2,821,793,470)		3,146,144,645

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.10% (c)	34,375,846	34,382,721
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	105,000,226	105,010,727
TOTAL MONEY MARKET FUNDS
(Cost $139,391,853)		139,393,448
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $2,961,185,323)		3,285,538,093
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(103,800,446)
NET ASSETS - 100%		$3,181,737,647

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$343,617
Fidelity Securities Lending Cash Central Fund	113,036
Total	$456,653

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

October 31, 2017

ASE-QTLY-1217
1.884778.113

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.5%
Delphi Automotive PLC	330,900	$32,884,842
Diversified Consumer Services - 0.4%
Service Corp. International	696,000	24,680,160
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. Class A	229,041	27,365,819
Starbucks Corp.	1,210,238	66,369,452
U.S. Foods Holding Corp. (a)	100,000	2,728,000
		96,463,271
Household Durables - 1.7%
Mohawk Industries, Inc. (a)	137,900	36,096,704
Newell Brands, Inc.	1,251,900	51,052,482
Toll Brothers, Inc.	420,300	19,350,612
		106,499,798
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	109,360	120,873,421
Media - 2.9%
Comcast Corp. Class A	2,025,348	72,973,288
The Walt Disney Co.	827,917	80,978,562
Time Warner, Inc.	275,937	27,121,848
		181,073,698
Specialty Retail - 1.8%
Home Depot, Inc.	350,479	58,102,409
TJX Companies, Inc.	774,298	54,046,000
		112,148,409
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	968,584	53,262,434
Tapestry, Inc.	350,300	14,344,785
		67,607,219

TOTAL CONSUMER DISCRETIONARY		742,230,818

CONSUMER STAPLES - 7.2%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	102,004	22,348,056
Molson Coors Brewing Co. Class B	28,200	2,280,534
Monster Beverage Corp. (a)	304,398	17,633,776
The Coca-Cola Co.	1,300,354	59,790,277
		102,052,643
Food & Staples Retailing - 1.2%
CVS Health Corp.	554,981	38,032,848
Kroger Co.	1,198,300	24,804,810
Rite Aid Corp. (a)(b)	1,304,200	2,151,930
Walgreens Boots Alliance, Inc.	143,329	9,498,413
		74,488,001
Food Products - 0.9%
Blue Buffalo Pet Products, Inc. (a)(b)	140,000	4,050,200
Bunge Ltd.	194,800	13,398,344
Dean Foods Co.	120,000	1,170,000
Mondelez International, Inc.	580,000	24,029,400
The Hain Celestial Group, Inc. (a)	90,000	3,241,800
The J.M. Smucker Co.	15,000	1,590,750
TreeHouse Foods, Inc. (a)	158,800	10,541,144
		58,021,638
Household Products - 0.9%
Colgate-Palmolive Co.	490,384	34,547,553
Kimberly-Clark Corp.	59,000	6,638,090
Procter & Gamble Co.	51,366	4,434,940
Spectrum Brands Holdings, Inc.	65,000	7,144,800
		52,765,383
Personal Products - 0.6%
Coty, Inc. Class A	601,371	9,261,113
Edgewell Personal Care Co. (a)	65,000	4,220,450
Estee Lauder Companies, Inc. Class A	227,042	25,385,566
		38,867,129
Tobacco - 1.9%
Altria Group, Inc.	215,930	13,867,025
Philip Morris International, Inc.	1,005,328	105,197,522
		119,064,547

TOTAL CONSUMER STAPLES		445,259,341

ENERGY - 5.8%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	217,800	6,845,454
Halliburton Co.	72,840	3,113,182
Oceaneering International, Inc.	228,500	4,620,270
Schlumberger Ltd.	315,900	20,217,600
		34,796,506
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	464,881	22,951,175
Cabot Oil & Gas Corp.	308,300	8,539,910
Chevron Corp.	378,429	43,856,137
Cimarex Energy Co.	109,093	12,756,244
ConocoPhillips Co.	540,500	27,646,575
Devon Energy Corp.	509,600	18,804,240
Diamondback Energy, Inc. (a)	132,600	14,209,416
EOG Resources, Inc.	357,400	35,693,538
Extraction Oil & Gas, Inc.	291,215	4,644,879
Exxon Mobil Corp.	493,324	41,118,555
Newfield Exploration Co. (a)	482,000	14,840,780
Parsley Energy, Inc. Class A (a)	572,100	15,217,860
Phillips 66 Co.	275,000	25,047,000
Pioneer Natural Resources Co.	115,600	17,301,852
The Williams Companies, Inc.	307,100	8,752,350
Valero Energy Corp.	192,700	15,202,103
		326,582,614

TOTAL ENERGY		361,379,120

FINANCIALS - 14.7%
Banks - 6.3%
Bank of America Corp.	5,244,087	143,635,543
Citigroup, Inc.	1,288,684	94,718,274
Huntington Bancshares, Inc.	3,858,857	53,252,227
JPMorgan Chase & Co.	293,700	29,549,157
PNC Financial Services Group, Inc.	328,400	44,921,836
SunTrust Banks, Inc.	269,800	16,244,658
Synovus Financial Corp.	120,051	5,624,389
Wells Fargo & Co.	105,000	5,894,700
		393,840,784
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	30,100	5,613,650
BlackRock, Inc. Class A	72,818	34,284,899
CBOE Holdings, Inc.	137,600	15,557,056
E*TRADE Financial Corp. (a)	710,852	30,986,039
Goldman Sachs Group, Inc.	62,400	15,130,752
IntercontinentalExchange, Inc.	309,500	20,457,950
Legg Mason, Inc.	48,700	1,859,366
Northern Trust Corp.	197,900	18,507,608
State Street Corp.	310,300	28,547,600
		170,944,920
Consumer Finance - 2.2%
Capital One Financial Corp.	1,129,405	104,108,553
Navient Corp.	99,000	1,233,540
SLM Corp. (a)	1,198,346	12,690,484
Synchrony Financial	557,500	18,185,650
		136,218,227
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class A (a)	124	34,778,280
Insurance - 2.9%
Chubb Ltd.	226,954	34,229,202
Hartford Financial Services Group, Inc.	379,600	20,896,980
Marsh & McLennan Companies, Inc.	321,900	26,051,367
MetLife, Inc.	780,400	41,813,832
The Travelers Companies, Inc.	323,000	42,781,350
Unum Group	264,600	13,769,784
		179,542,515
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	523	27,431

TOTAL FINANCIALS		915,352,157

HEALTH CARE - 12.5%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	180,500	21,598,630
Amgen, Inc.	479,897	84,087,552
Biogen, Inc. (a)	143,824	44,824,188
BioMarin Pharmaceutical, Inc. (a)	149,900	12,305,291
Celgene Corp. (a)	111,200	11,227,864
Regeneron Pharmaceuticals, Inc. (a)	45,300	18,238,686
TESARO, Inc. (a)	90,000	10,419,300
Vertex Pharmaceuticals, Inc. (a)	196,500	28,734,195
		231,435,706
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	854,600	46,344,958
Becton, Dickinson & Co.	100,000	20,867,000
Boston Scientific Corp. (a)	1,850,210	52,064,909
DexCom, Inc. (a)	38,700	1,740,339
Intuitive Surgical, Inc. (a)	103,300	38,774,688
Medtronic PLC	295,878	23,824,097
ResMed, Inc.	155,000	13,047,900
		196,663,891
Health Care Providers & Services - 2.9%
Aetna, Inc.	50,200	8,535,506
Henry Schein, Inc. (a)	230,474	18,115,256
Humana, Inc.	117,000	29,875,950
UnitedHealth Group, Inc.	552,600	116,167,572
Universal Health Services, Inc. Class B	54,900	5,638,230
		178,332,514
Health Care Technology - 0.4%
Cerner Corp. (a)	333,900	22,544,928
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	419,800	28,558,994
Thermo Fisher Scientific, Inc.	191,000	37,021,530
		65,580,524
Pharmaceuticals - 1.3%
Allergan PLC	175,704	31,140,020
Bristol-Myers Squibb Co.	566,100	34,905,726
Merck & Co., Inc.	309,200	17,033,828
		83,079,574

TOTAL HEALTH CARE		777,637,137

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.7%
General Dynamics Corp.	270,300	54,865,494
Northrop Grumman Corp.	201,500	59,549,295
Rockwell Collins, Inc.	47,500	6,441,000
Teledyne Technologies, Inc. (a)	130,000	22,094,800
TransDigm Group, Inc.	102,900	28,554,750
United Technologies Corp.	498,048	59,646,228
		231,151,567
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	598,600	28,331,738
Construction & Engineering - 0.5%
AECOM (a)	956,735	33,543,129
Electrical Equipment - 1.5%
AMETEK, Inc.	545,249	36,798,855
Eaton Corp. PLC	264,200	21,141,284
Fortive Corp.	531,198	38,384,367
		96,324,506
Industrial Conglomerates - 1.3%
General Electric Co.	1,149,200	23,167,872
Honeywell International, Inc.	380,005	54,781,521
		77,949,393
Machinery - 2.2%
Allison Transmission Holdings, Inc.	846,700	35,976,283
Caterpillar, Inc.	492,800	66,922,240
Snap-On, Inc.	232,900	36,746,962
		139,645,485
Road & Rail - 0.7%
Norfolk Southern Corp.	318,800	41,896,696

TOTAL INDUSTRIALS		648,842,514

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 0.7%
Cisco Systems, Inc.	760,000	25,954,000
CommScope Holding Co., Inc. (a)	301,800	9,699,852
Palo Alto Networks, Inc. (a)	59,300	8,728,960
		44,382,812
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	157,300	13,019,721
Jabil, Inc.	1,791,436	50,661,810
		63,681,531
Internet Software & Services - 4.8%
Alphabet, Inc. Class C (a)	180,666	183,672,281
Facebook, Inc. Class A (a)	629,200	113,293,752
Twitter, Inc. (a)	172,800	3,563,136
		300,529,169
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A	666,300	50,418,921
Fidelity National Information Services, Inc.	121,700	11,288,892
FleetCor Technologies, Inc. (a)	170,400	28,162,008
Global Payments, Inc.	200,900	20,883,555
PayPal Holdings, Inc. (a)	430,500	31,237,080
		141,990,456
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	282,800	25,819,640
Broadcom Ltd.	65,100	17,180,541
Micron Technology, Inc. (a)	551,900	24,454,689
NVIDIA Corp.	144,780	29,941,952
ON Semiconductor Corp. (a)	2,087,600	44,507,632
Qorvo, Inc. (a)	800,392	60,677,718
Qualcomm, Inc.	390,404	19,914,508
		222,496,680
Software - 9.3%
Activision Blizzard, Inc.	197,600	12,940,824
Adobe Systems, Inc. (a)	135,900	23,804,244
Autodesk, Inc. (a)	1,297,835	162,177,462
Citrix Systems, Inc. (a)	1,080,754	89,281,088
Electronic Arts, Inc. (a)	76,000	9,089,600
Fortinet, Inc. (a)	160,400	6,321,364
Intuit, Inc.	29,200	4,409,784
Microsoft Corp.	1,723,400	143,352,412
Parametric Technology Corp. (a)	670,400	44,548,080
Red Hat, Inc. (a)	49,900	6,029,417
Salesforce.com, Inc. (a)	448,363	45,885,469
ServiceNow, Inc. (a)	45,000	5,686,650
SS&C Technologies Holdings, Inc.	105,000	4,221,000
Symantec Corp.	380,839	12,377,268
Tableau Software, Inc. (a)	21,700	1,759,653
Workday, Inc. Class A (a)	52,400	5,815,876
		577,700,191
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	788,859	133,348,725
HP, Inc.	214,600	4,624,630
		137,973,355

TOTAL INFORMATION TECHNOLOGY		1,488,754,194

MATERIALS - 3.4%
Chemicals - 2.4%
DowDuPont, Inc.	796,222	57,574,813
LyondellBasell Industries NV Class A	255,900	26,493,327
Monsanto Co.	85,600	10,366,160
Platform Specialty Products Corp. (a)	820,500	8,779,350
Sherwin-Williams Co.	56,200	22,207,430
The Scotts Miracle-Gro Co. Class A	119,100	11,864,742
W.R. Grace & Co.	155,900	11,924,791
		149,210,613
Construction Materials - 0.2%
Eagle Materials, Inc.	131,300	13,861,341
Containers & Packaging - 0.6%
Ball Corp.	454,200	19,498,806
WestRock Co.	308,170	18,900,066
		38,398,872
Metals & Mining - 0.2%
Steel Dynamics, Inc.	295,600	10,999,276

TOTAL MATERIALS		212,470,102

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Homes 4 Rent Class A	317,400	6,754,272
American Tower Corp.	202,500	29,093,175
Boston Properties, Inc.	131,600	15,947,288
Colony NorthStar, Inc.	564,619	6,933,521
Corporate Office Properties Trust (SBI)	194,600	6,213,578
Corrections Corp. of America	109,800	2,707,668
DDR Corp.	228,300	1,751,061
Equinix, Inc.	43,200	20,023,200
Equity Lifestyle Properties, Inc.	203,800	18,032,224
Extra Space Storage, Inc.	114,700	9,358,373
Gaming & Leisure Properties	237,300	8,670,942
General Growth Properties, Inc.	632,700	12,312,342
Healthcare Trust of America, Inc.	380,700	11,440,035
Omega Healthcare Investors, Inc. (b)	148,100	4,274,166
Prologis, Inc.	426,400	27,536,912
Spirit Realty Capital, Inc.	573,300	4,764,123
Store Capital Corp.	549,400	13,564,686
VEREIT, Inc.	1,534,500	12,107,205
		211,484,771
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	208,400	8,194,288

TOTAL REAL ESTATE		219,679,059

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,189,800	40,036,770
Level 3 Communications, Inc.	196,130	10,518,452
Verizon Communications, Inc.	965,693	46,227,724
Zayo Group Holdings, Inc. (a)	238,600	8,603,916
		105,386,862
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	161,064	1,053,359
T-Mobile U.S., Inc. (a)	205,363	12,274,547
		13,327,906

TOTAL TELECOMMUNICATION SERVICES		118,714,768

UTILITIES - 3.1%
Electric Utilities - 2.1%
Exelon Corp.	618,200	24,857,822
FirstEnergy Corp.	275,500	9,077,725
Great Plains Energy, Inc.	338,700	11,119,521
NextEra Energy, Inc.	395,900	61,392,213
PG&E Corp.	457,967	26,456,754
		132,904,035
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	139,400	2,082,636
NRG Energy, Inc.	247,100	6,177,500
		8,260,136
Multi-Utilities - 0.9%
SCANA Corp.	15,400	664,356
Sempra Energy	439,844	51,681,670
		52,346,026

TOTAL UTILITIES		193,510,197

TOTAL COMMON STOCKS
(Cost $4,308,820,633)		6,123,829,407
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.04% to 1.09% 12/28/17 to 1/25/18 (c)
(Cost $2,835,260)	2,840,000	2,835,257
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.10% (d)	153,891,312	$153,922,091
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	5,580,788	5,581,346
TOTAL MONEY MARKET FUNDS
(Cost $159,496,593)		159,503,437
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $4,471,152,486)		6,286,168,101
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(60,662,033)
NET ASSETS - 100%		$6,225,506,068

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	36	Dec. 2017	$4,630,860	$199,995	$199,995

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,835,257.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,037,171
Fidelity Securities Lending Cash Central Fund	13,094
Total	$1,050,265

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$742,230,818	$742,230,818	$--	$--
Consumer Staples	445,259,341	445,259,341	--	--
Energy	361,379,120	361,379,120	--	--
Financials	915,352,157	915,352,157	--	--
Health Care	777,637,137	777,637,137	--	--
Industrials	648,842,514	648,842,514	--	--
Information Technology	1,488,754,194	1,488,754,194	--	--
Materials	212,470,102	212,470,102	--	--
Real Estate	219,679,059	219,679,059	--	--
Telecommunication Services	118,714,768	118,714,768	--	--
Utilities	193,510,197	193,510,197	--	--
U.S. Government and Government Agency Obligations	2,835,257	--	2,835,257	--
Money Market Funds	159,503,437	159,503,437	--	--
Total Investments in Securities:	$6,286,168,101	$6,283,332,844	$2,835,257	$--
Derivative Instruments:
Assets
Futures Contracts	$199,995	$199,995	$--	$--
Total Assets	$199,995	$199,995	$--	$--
Total Derivative Instruments:	$199,995	$199,995	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

October 31, 2017

LDT-QTLY-1217
1.950977.104

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.7%
Delphi Automotive PLC	668,149	$66,400,648
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	876,375	41,286,026
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	227,900	59,655,104
Newell Brands, Inc.	1,520,800	62,018,224
		121,673,328
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	2,290,744	52,045,704
Media - 3.2%
Liberty Broadband Corp. Class C (a)	879,711	76,789,973
The Walt Disney Co.	1,110,800	108,647,348
Time Warner, Inc.	754,500	74,159,805
Twenty-First Century Fox, Inc. Class A	1,900,240	49,691,276
		309,288,402
Specialty Retail - 0.3%
Burlington Stores, Inc. (a)	304,000	28,542,560
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	427,025	54,151,040

TOTAL CONSUMER DISCRETIONARY		673,387,708

CONSUMER STAPLES - 7.9%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	852,300	68,925,501
Food & Staples Retailing - 2.1%
Kroger Co.	2,711,400	56,125,980
Wal-Mart Stores, Inc.	599,373	52,331,257
Walgreens Boots Alliance, Inc.	1,410,725	93,488,746
		201,945,983
Food Products - 2.1%
Mondelez International, Inc.	1,110,500	46,008,015
The J.M. Smucker Co.	640,242	67,897,664
The Kraft Heinz Co.	1,126,500	87,112,245
		201,017,924
Household Products - 2.3%
Procter & Gamble Co.	2,575,815	222,395,867
Tobacco - 0.7%
Philip Morris International, Inc.	689,100	72,107,424

TOTAL CONSUMER STAPLES		766,392,699

ENERGY - 11.3%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	2,133,000	67,040,190
Dril-Quip, Inc. (a)	820,730	34,552,733
		101,592,923
Oil, Gas & Consumable Fuels - 10.3%
Cabot Oil & Gas Corp.	2,590,300	71,751,310
Cenovus Energy, Inc.	8,706,800	84,496,656
Cheniere Energy, Inc. (a)	1,461,100	68,291,814
Chevron Corp.	3,023,614	350,406,626
ConocoPhillips Co.	3,854,300	197,147,445
EQT Corp.	853,600	53,384,144
Phillips 66 Co.	1,063,100	96,827,148
Valero Energy Corp.	837,400	66,062,486
		988,367,629

TOTAL ENERGY		1,089,960,552

FINANCIALS - 24.9%
Banks - 7.0%
CIT Group, Inc.	1,848,600	86,181,732
PNC Financial Services Group, Inc.	35,400	4,842,366
Popular, Inc.	553,452	20,300,619
U.S. Bancorp	2,832,992	154,058,105
Wells Fargo & Co.	7,320,025	410,946,204
		676,329,026
Capital Markets - 3.6%
Franklin Resources, Inc.	2,014,300	84,862,459
Goldman Sachs Group, Inc.	720,078	174,604,513
The Blackstone Group LP	2,693,500	89,666,615
		349,133,587
Consumer Finance - 5.0%
Ally Financial, Inc.	3,371,000	88,084,230
Capital One Financial Corp.	1,532,114	141,230,269
Discover Financial Services	2,484,200	165,273,826
Synchrony Financial	2,690,000	87,747,800
		482,336,125
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	2,053,761	383,930,081
Insurance - 5.3%
AFLAC, Inc.	1,168,281	98,007,093
American International Group, Inc.	848,600	54,828,046
Chubb Ltd.	885,961	133,620,638
Reinsurance Group of America, Inc.	599,900	89,613,062
The Travelers Companies, Inc.	1,013,200	134,198,340
		510,267,179

TOTAL FINANCIALS		2,401,995,998

HEALTH CARE - 12.2%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	137,200	16,417,352
Amgen, Inc.	639,900	112,123,278
		128,540,630
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	783,200	42,472,936
Danaher Corp.	909,500	83,919,565
Medtronic PLC	1,023,636	82,423,171
		208,815,672
Health Care Providers & Services - 1.2%
Aetna, Inc.	189,600	32,237,688
Cardinal Health, Inc.	194,200	12,020,980
Cigna Corp.	245,900	48,496,398
Humana, Inc.	27,200	6,945,520
McKesson Corp.	101,000	13,925,880
		113,626,466
Pharmaceuticals - 7.5%
Allergan PLC	169,900	30,111,377
Bristol-Myers Squibb Co.	335,300	20,674,598
Jazz Pharmaceuticals PLC (a)	763,395	108,043,294
Johnson & Johnson	2,022,559	281,964,950
Merck & Co., Inc.	2,153,700	118,647,333
Pfizer, Inc.	4,669,698	163,719,612
		723,161,164

TOTAL HEALTH CARE		1,174,143,932

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.2%
Raytheon Co.	296,423	53,415,425
United Technologies Corp.	494,837	59,261,679
		112,677,104
Airlines - 1.3%
American Airlines Group, Inc.	1,604,939	75,143,244
JetBlue Airways Corp. (a)	2,531,977	48,487,360
		123,630,604
Construction & Engineering - 0.5%
AECOM (a)	1,272,684	44,620,301
Electrical Equipment - 1.4%
AMETEK, Inc.	646,054	43,602,184
Fortive Corp.	474,506	34,287,804
Sensata Technologies Holding BV (a)	1,150,300	56,261,173
		134,151,161
Industrial Conglomerates - 1.4%
General Electric Co.	5,436,839	109,606,674
Honeywell International, Inc.	169,400	24,420,704
		134,027,378
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	779,497	32,154,251
Norfolk Southern Corp.	679,700	89,326,174
		121,480,425
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	1,394,138	49,338,544

TOTAL INDUSTRIALS		719,925,517

INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc.	1,467,200	17,092,880
Cisco Systems, Inc.	5,949,335	203,169,790
Juniper Networks, Inc.	1,756,300	43,608,929
		263,871,599
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	436,700	36,145,659
Internet Software & Services - 0.5%
Alphabet, Inc. Class A (a)	50,800	52,478,432
IT Services - 1.6%
Amdocs Ltd.	1,461,669	95,154,652
Cognizant Technology Solutions Corp. Class A	317,800	24,047,926
Leidos Holdings, Inc.	498,100	31,141,212
		150,343,790
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	2,052,400	104,692,924
Software - 1.3%
Oracle Corp.	2,470,600	125,753,540
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	111,900	18,915,576

TOTAL INFORMATION TECHNOLOGY		752,201,520

MATERIALS - 2.9%
Chemicals - 2.5%
DowDuPont, Inc.	1,444,814	104,474,500
Eastman Chemical Co.	448,500	40,728,285
LyondellBasell Industries NV Class A	526,400	54,498,192
Westlake Chemical Corp.	499,500	42,412,545
		242,113,522
Containers & Packaging - 0.4%
Ball Corp.	928,602	39,864,884

TOTAL MATERIALS		281,978,406

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	197,900	28,432,293
AvalonBay Communities, Inc.	301,983	54,758,577
Boston Properties, Inc.	340,414	41,251,369
CBL & Associates Properties, Inc. (b)	200,000	1,568,000
Colony NorthStar, Inc.	1,923,106	23,615,742
Equity Residential (SBI)	886,440	59,621,954
Essex Property Trust, Inc.	126,200	33,118,666
Forest City Realty Trust, Inc. Class A	224,200	5,522,046
General Growth Properties, Inc.	1,723,056	33,530,670
Public Storage	125,533	26,016,714
Simon Property Group, Inc.	185,200	28,767,116
The Macerich Co.	227,000	12,394,200
Vornado Realty Trust	276,400	20,691,304
Welltower, Inc.	398,800	26,703,648
WP Glimcher, Inc.	548,300	4,293,189
		400,285,488
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	397,829	15,642,636

TOTAL REAL ESTATE		415,928,124

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	4,899,865	164,880,457
Verizon Communications, Inc.	2,172,600	104,002,362
		268,882,819
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	184,500	11,027,565

TOTAL TELECOMMUNICATION SERVICES		279,910,384

UTILITIES - 6.0%
Electric Utilities - 3.6%
Alliant Energy Corp.	5,800	250,908
Exelon Corp.	2,209,400	88,839,974
NextEra Energy, Inc.	735,300	114,022,971
PG&E Corp.	1,210,300	69,919,031
Xcel Energy, Inc.	1,549,900	76,751,048
		349,783,932
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	1,767,100	44,177,500
The AES Corp.	3,784,600	40,230,298
		84,407,798
Multi-Utilities - 1.5%
Public Service Enterprise Group, Inc.	1,228,200	60,427,440
Sempra Energy	694,268	81,576,490
		142,003,930

TOTAL UTILITIES		576,195,660

TOTAL COMMON STOCKS
(Cost $7,786,398,138)		9,132,020,500
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.05% 12/14/17 to 12/28/17 (c)
(Cost $6,001,396)	6,010,000	6,001,552
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.10% (d)	500,223,655	$500,323,700
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	1,237,374	1,237,498
TOTAL MONEY MARKET FUNDS
(Cost $501,499,262)		501,561,198
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,293,898,796)		9,639,583,250
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,119,630)
NET ASSETS - 100%		$9,637,463,620

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	1,403	Dec. 2017	$82,278,935	$1,752,635	$1,752,635

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,351,377.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,649,845
Fidelity Securities Lending Cash Central Fund	5,107
Total	$3,654,952

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$673,387,708	$673,387,708	$--	$--
Consumer Staples	766,392,699	766,392,699	--	--
Energy	1,089,960,552	1,089,960,552	--	--
Financials	2,401,995,998	2,401,995,998	--	--
Health Care	1,174,143,932	1,174,143,932	--	--
Industrials	719,925,517	719,925,517	--	--
Information Technology	752,201,520	752,201,520	--	--
Materials	281,978,406	281,978,406	--	--
Real Estate	415,928,124	415,928,124	--	--
Telecommunication Services	279,910,384	279,910,384	--	--
Utilities	576,195,660	576,195,660	--	--
U.S. Government and Government Agency Obligations	6,001,552	--	6,001,552	--
Money Market Funds	501,561,198	501,561,198	--	--
Total Investments in Securities:	$9,639,583,250	$9,633,581,698	$6,001,552	$--
Derivative Instruments:
Assets
Futures Contracts	$1,752,635	$1,752,635	$--	$--
Total Assets	$1,752,635	$1,752,635	$--	$--
Total Derivative Instruments:	$1,752,635	$1,752,635	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Value Discovery Fund (formerly Fidelity® Series Equity-Income Fund)

October 31, 2017

EDT-QTLY-1217
1.950997.104

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Leisure Products - 0.6%
Vista Outdoor, Inc. (a)	1,934,800	$40,456,668
Media - 7.5%
CBS Corp. Class B (b)	1,433,500	80,448,020
Cinemark Holdings, Inc.	1,251,000	45,461,340
Interpublic Group of Companies, Inc.	3,724,900	71,704,325
Lions Gate Entertainment Corp. Class B	2,817,400	77,929,284
Time Warner, Inc.	1,050,200	103,224,158
Twenty-First Century Fox, Inc. Class A	2,939,000	76,854,850
WPP PLC	3,078,100	54,418,432
		510,040,409
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy - Louis Vuitton SA	170,681	50,907,891
PVH Corp.	651,500	82,616,715
		133,524,606

TOTAL CONSUMER DISCRETIONARY		684,021,683

CONSUMER STAPLES - 8.1%
Beverages - 0.9%
PepsiCo, Inc.	534,800	58,951,004
Food & Staples Retailing - 2.7%
CVS Health Corp.	1,869,243	128,099,223
Sysco Corp.	1,020,100	56,737,962
		184,837,185
Food Products - 2.8%
Campbell Soup Co.	588,600	27,881,982
Kellogg Co.	949,600	59,378,488
Seaboard Corp.	908	3,995,309
The J.M. Smucker Co.	982,800	104,225,940
		195,481,719
Personal Products - 0.7%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	498,900	28,981,085
(NY Reg.)	377,800	21,897,288
		50,878,373
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	483,000	31,206,549
sponsored ADR	547,381	35,251,336
		66,457,885

TOTAL CONSUMER STAPLES		556,606,166

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	1,830,503	212,136,993
GasLog Ltd. (b)	1,400,200	24,153,450
GasLog Partners LP	1,360,200	32,304,750
Golar LNG Ltd.	399,944	8,450,817
Golar LNG Partners LP	2,524,800	54,964,896
Hoegh LNG Partners LP	437,000	8,281,150
Phillips 66 Co.	890,100	81,070,308
Suncor Energy, Inc.	1,130,000	38,364,468
Teekay Offshore Partners LP	2,200,006	5,632,015
		465,358,847
FINANCIALS - 28.2%
Banks - 12.3%
JPMorgan Chase & Co.	2,918,030	293,582,996
PNC Financial Services Group, Inc.	644,500	88,161,155
SunTrust Banks, Inc.	1,418,000	85,377,780
U.S. Bancorp	2,639,500	143,536,010
Wells Fargo & Co.	4,111,600	230,825,224
		841,483,165
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	386,700	93,767,016
Consumer Finance - 2.9%
Capital One Financial Corp.	635,000	58,534,300
Discover Financial Services	1,017,100	67,667,663
Synchrony Financial	2,275,600	74,230,072
		200,432,035
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	1,395,800	260,930,852
Standard Life PLC	5,289,178	30,192,684
		291,123,536
Insurance - 4.5%
Allstate Corp.	704,600	66,133,756
Chubb Ltd.	465,284	70,174,133
FNF Group	1,003,700	37,558,454
Prudential PLC	2,301,966	56,502,622
The Travelers Companies, Inc.	572,700	75,854,115
		306,223,080
Mortgage Real Estate Investment Trusts - 2.9%
AGNC Investment Corp.	3,372,700	67,892,451
Annaly Capital Management, Inc.	6,292,300	72,109,758
MFA Financial, Inc.	7,223,100	59,518,344
		199,520,553

TOTAL FINANCIALS		1,932,549,385

HEALTH CARE - 14.9%
Biotechnology - 3.5%
Amgen, Inc.	912,977	159,971,830
Shire PLC sponsored ADR	556,700	82,185,621
		242,157,451
Health Care Providers & Services - 4.8%
Aetna, Inc.	365,900	62,213,977
Anthem, Inc.	305,600	63,934,576
Cigna Corp.	656,700	129,514,374
McKesson Corp.	518,700	71,518,356
		327,181,283
Pharmaceuticals - 6.6%
Allergan PLC	539,600	95,633,308
Bayer AG	693,900	90,261,804
Johnson & Johnson	887,300	123,698,493
Pfizer, Inc.	2,174,877	76,251,188
Sanofi SA sponsored ADR	1,408,000	66,570,240
		452,415,033

TOTAL HEALTH CARE		1,021,753,767

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.7%
United Technologies Corp.	975,800	116,861,808
Machinery - 0.7%
Deere & Co.	367,200	48,793,536
Professional Services - 2.5%
Dun & Bradstreet Corp.	741,100	86,582,713
Nielsen Holdings PLC	2,212,200	82,006,254
		168,588,967
Road & Rail - 1.0%
Union Pacific Corp.	572,000	66,231,880
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	702,300	36,969,072

TOTAL INDUSTRIALS		437,445,263

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 3.2%
Cisco Systems, Inc.	3,219,449	109,944,183
F5 Networks, Inc. (a)	323,900	39,279,353
Harris Corp.	396,200	55,198,584
Juniper Networks, Inc.	490,100	12,169,183
		216,591,303
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	696,908	63,397,721
Internet Software & Services - 2.3%
Alphabet, Inc. Class A (a)	92,800	95,866,112
comScore, Inc. (a)	640,286	19,125,343
VeriSign, Inc. (a)(b)	415,000	44,620,800
		159,612,255
IT Services - 1.6%
Amdocs Ltd.	745,900	48,558,090
Cognizant Technology Solutions Corp. Class A	660,600	49,987,602
The Western Union Co.	646,800	12,845,448
		111,391,140
Software - 0.2%
Black Knight, Inc. (a)	201,366	9,131,948
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	476,300	80,513,752

TOTAL INFORMATION TECHNOLOGY		640,638,119

MATERIALS - 3.5%
Chemicals - 1.9%
LyondellBasell Industries NV Class A	737,800	76,384,434
Monsanto Co.	421,300	51,019,430
		127,403,864
Containers & Packaging - 1.6%
Ball Corp.	1,259,200	54,057,456
Graphic Packaging Holding Co.	3,669,300	56,837,457
		110,894,913

TOTAL MATERIALS		238,298,777

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	1,742,000	68,495,440
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	2,558,739	122,486,836
UTILITIES - 4.3%
Electric Utilities - 3.9%
Exelon Corp.	2,623,900	105,507,019
PPL Corp.	1,715,000	64,415,400
Xcel Energy, Inc.	1,988,900	98,490,328
		268,412,747
Gas Utilities - 0.4%
WGL Holdings, Inc.	261,400	22,401,980

TOTAL UTILITIES		290,814,727

TOTAL COMMON STOCKS
(Cost $6,016,180,867)		6,458,469,010

Other - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $34,736,679)	34,736,679	26,747,243

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 1.10% (f)	373,785,979	373,860,736
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	39,391,299	39,395,239
TOTAL MONEY MARKET FUNDS
(Cost $413,256,511)		413,255,975
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $6,464,174,057)		6,898,472,228
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(54,033,873)
NET ASSETS - 100%		$6,844,438,355

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,747,243 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$34,736,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,830,613
Fidelity Securities Lending Cash Central Fund	345,966
Total	$3,176,579

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$684,021,683	$578,695,360	$105,326,323	$--
Consumer Staples	556,606,166	496,418,532	60,187,634	--
Energy	465,358,847	465,358,847	--	--
Financials	1,932,549,385	1,876,046,763	56,502,622	--
Health Care	1,021,753,767	931,491,963	90,261,804	--
Industrials	437,445,263	437,445,263	--	--
Information Technology	640,638,119	640,638,119	--	--
Materials	238,298,777	238,298,777	--	--
Real Estate	68,495,440	68,495,440	--	--
Telecommunication Services	122,486,836	122,486,836	--	--
Utilities	290,814,727	290,814,727	--	--
Other	26,747,243	--	--	26,747,243
Money Market Funds	413,255,975	413,255,975	--	--
Total Investments in Securities:	$6,898,472,228	$6,559,446,602	$312,278,383	$26,747,243

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

During the period, 454,588,598 shares of the Fund held by affiliated entities were redeemed in kind for investments and cash with a value of $6,049,509,537. The Fund recognized a net realized gain of $1,529,538,334 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

October 31, 2017

LCV-QTLY-1217
1.809080.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.7%
Delphi Automotive PLC	85,400	$8,487,052
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	107,164	5,048,496
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	29,000	7,591,040
Newell Brands, Inc.	194,500	7,931,710
		15,522,750
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	292,914	6,655,006
Media - 3.3%
Liberty Broadband Corp. Class C (a)	112,487	9,818,990
The Walt Disney Co.	141,200	13,810,772
Time Warner, Inc.	95,877	9,423,750
Twenty-First Century Fox, Inc. Class A	241,600	6,317,840
		39,371,352
Specialty Retail - 0.3%
Burlington Stores, Inc. (a)	38,600	3,624,154
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	54,573	6,920,402

TOTAL CONSUMER DISCRETIONARY		85,629,212

CONSUMER STAPLES - 8.0%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	107,000	8,653,090
Food & Staples Retailing - 2.1%
Kroger Co.	340,400	7,046,280
Wal-Mart Stores, Inc.	75,245	6,569,641
Walgreens Boots Alliance, Inc.	177,140	11,739,068
		25,354,989
Food Products - 2.1%
Mondelez International, Inc.	139,400	5,775,342
The J.M. Smucker Co.	80,442	8,530,874
The Kraft Heinz Co.	141,400	10,934,462
		25,240,678
Household Products - 2.3%
Procter & Gamble Co.	323,380	27,920,629
Tobacco - 0.8%
Philip Morris International, Inc.	86,500	9,051,360

TOTAL CONSUMER STAPLES		96,220,746

ENERGY - 10.8%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	296,200	9,309,566
Dril-Quip, Inc. (a)	112,300	4,727,830
		14,037,396
Oil, Gas & Consumable Fuels - 9.6%
Cabot Oil & Gas Corp.	376,600	10,431,820
Cenovus Energy, Inc.	1,099,000	10,665,437
Cheniere Energy, Inc. (a)	157,800	7,375,572
Chevron Corp.	153,800	17,823,882
ConocoPhillips Co.	473,800	24,234,870
Phillips 66 Co.	144,300	13,142,844
Suncor Energy, Inc.	717,500	24,359,740
Valero Energy Corp.	88,600	6,989,654
		115,023,819

TOTAL ENERGY		129,061,215

FINANCIALS - 25.4%
Banks - 8.2%
CIT Group, Inc.	183,300	8,545,446
Citigroup, Inc.	203,600	14,964,600
First Citizen Bancshares, Inc.	23,500	9,517,500
Popular, Inc.	96,580	3,542,554
Prosperity Bancshares, Inc.	25,000	1,644,500
U.S. Bancorp	252,600	13,736,388
Wells Fargo & Co.	827,700	46,467,078
		98,418,066
Capital Markets - 3.9%
Carlyle Group LP	381,200	8,405,460
Cowen Group, Inc. Class A (a)	305,500	4,582,500
Franklin Resources, Inc.	89,300	3,762,209
Goldman Sachs Group, Inc.	99,000	24,005,520
Interactive Brokers Group, Inc.	120,500	6,509,410
		47,265,099
Consumer Finance - 3.6%
Ally Financial, Inc.	481,800	12,589,434
Discover Financial Services	175,600	11,682,668
Synchrony Financial	586,200	19,121,844
		43,393,946
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	281,657	52,652,961
Insurance - 4.5%
AFLAC, Inc.	135,050	11,329,345
AMBAC Financial Group, Inc. (a)	180,000	2,930,400
Chubb Ltd.	157,700	23,784,314
Kansas City Life Insurance Co. (b)	60,604	2,969,596
National Western Life Group, Inc.	10,450	3,736,711
Torchmark Corp.	118,425	9,963,095
		54,713,461
Mortgage Real Estate Investment Trusts - 0.3%
Resource Capital Corp. (b)	307,000	3,149,820
Thrifts & Mortgage Finance - 0.5%
Meridian Bancorp, Inc. Maryland	310,064	6,108,261

TOTAL FINANCIALS		305,701,614

HEALTH CARE - 13.1%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	18,100	2,165,846
Amgen, Inc.	83,300	14,595,826
		16,761,672
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	100,700	5,460,961
Danaher Corp.	116,400	10,740,228
Medtronic PLC	135,220	10,887,914
		27,089,103
Health Care Providers & Services - 1.6%
Aetna, Inc.	25,115	4,270,303
Capital Senior Living Corp. (a)(b)	296,500	3,943,450
Cardinal Health, Inc.	25,700	1,590,830
Cigna Corp.	32,532	6,415,961
Humana, Inc.	3,600	919,260
McKesson Corp.	13,300	1,833,804
		18,973,608
Pharmaceuticals - 7.9%
Allergan PLC	22,400	3,969,952
Bristol-Myers Squibb Co.	44,300	2,731,538
Jazz Pharmaceuticals PLC (a)	100,927	14,284,198
Johnson & Johnson	262,602	36,609,345
Merck & Co., Inc.	284,659	15,681,864
Pfizer, Inc.	617,271	21,641,521
		94,918,418

TOTAL HEALTH CARE		157,742,801

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.1%
Raytheon Co.	36,150	6,514,230
United Technologies Corp.	60,470	7,241,887
		13,756,117
Airlines - 1.3%
American Airlines Group, Inc.	195,980	9,175,784
JetBlue Airways Corp. (a)	309,200	5,921,180
		15,096,964
Construction & Engineering - 0.4%
AECOM (a)	155,429	5,449,341
Electrical Equipment - 1.4%
AMETEK, Inc.	78,779	5,316,795
Fortive Corp.	57,960	4,188,190
Sensata Technologies Holding BV (a)	140,500	6,871,855
		16,376,840
Industrial Conglomerates - 1.4%
General Electric Co.	663,680	13,379,789
Honeywell International, Inc.	20,700	2,984,112
		16,363,901
Road& Rail - 1.2%
Avis Budget Group, Inc. (a)	99,287	4,095,589
Norfolk Southern Corp.	83,000	10,907,860
		15,003,449
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	170,213	6,023,838

TOTAL INDUSTRIALS		88,070,450

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	192,800	2,246,120
Cisco Systems, Inc.	786,100	26,845,315
Juniper Networks, Inc.	232,100	5,763,043
		34,854,478
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	57,700	4,775,829
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	6,700	6,921,368
IT Services - 1.7%
Amdocs Ltd.	193,150	12,574,065
Cognizant Technology Solutions Corp. Class A	42,000	3,178,140
Leidos Holdings, Inc.	65,400	4,088,808
		19,841,013
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	269,600	13,752,296
Software - 1.4%
Oracle Corp.	326,500	16,618,850
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	14,800	2,501,792

TOTAL INFORMATION TECHNOLOGY		99,265,626

MATERIALS - 2.9%
Chemicals - 2.5%
DowDuPont, Inc.	179,943	13,011,678
Eastman Chemical Co.	55,900	5,076,279
LyondellBasell Industries NV Class A	65,600	6,791,568
Westlake Chemical Corp.	62,200	5,281,402
		30,160,927
Containers & Packaging - 0.4%
Ball Corp.	115,600	4,962,708

TOTAL MATERIALS		35,123,635

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	23,500	3,376,245
CBL & Associates Properties, Inc. (b)	75,000	588,000
Colony NorthStar, Inc.	426,344	5,235,504
Forest City Realty Trust, Inc. Class A	254,700	6,273,261
General Growth Properties, Inc.	130,500	2,539,530
NorthStar Realty Europe Corp.	489,900	6,598,953
Quality Care Properties, Inc.	167,700	2,654,691
Safety Income and Growth, Inc.	320,900	5,766,573
Seritage Growth Properties (b)	58,400	2,401,992
		35,434,749
Real Estate Management & Development - 0.6%
Consolidated-Tomoka Land Co.	74,350	4,350,962
Jones Lang LaSalle, Inc.	26,100	3,379,689
		7,730,651

TOTAL REAL ESTATE		43,165,400

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	583,500	19,634,775
Verizon Communications, Inc.	254,000	12,158,980
		31,793,755
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	21,600	1,291,032

TOTAL TELECOMMUNICATION SERVICES		33,084,787

UTILITIES - 6.1%
Electric Utilities - 3.7%
Alliant Energy Corp.	700	30,282
Exelon Corp.	281,400	11,315,094
NextEra Energy, Inc.	93,710	14,531,610
PG&E Corp.	154,200	8,908,134
Xcel Energy, Inc.	197,400	9,775,248
		44,560,368
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	225,000	5,625,000
The AES Corp.	482,000	5,123,660
		10,748,660
Multi-Utilities - 1.5%
Public Service Enterprise Group, Inc.	156,400	7,694,880
Sempra Energy	88,450	10,392,875
		18,087,755

TOTAL UTILITIES		73,396,783

TOTAL COMMON STOCKS
(Cost $1,070,287,531)		1,146,462,269
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.07% 12/21/17 to 1/18/18 (c)
(Cost $419,354)	420,000	419,374
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 1.10% (d)	56,248,939	$56,260,189
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	3,737,366	3,737,740
TOTAL MONEY MARKET FUNDS
(Cost $59,998,616)		59,997,929
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,130,705,501)		1,206,879,572
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,701,558)
NET ASSETS - 100%		$1,202,178,014

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	65	Dec. 2017	$3,811,925	$(16,665)	$(16,665)

The notional amount of futures purchased as a percentage of Net Assets is .3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $419,374.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$479,144
Fidelity Securities Lending Cash Central Fund	40,051
Total	$519,195

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,629,212	$85,629,212	$--	$--
Consumer Staples	96,220,746	96,220,746	--	--
Energy	129,061,215	129,061,215	--	--
Financials	305,701,614	305,701,614	--	--
Health Care	157,742,801	157,742,801	--	--
Industrials	88,070,450	88,070,450	--	--
Information Technology	99,265,626	99,265,626	--	--
Materials	35,123,635	35,123,635	--	--
Real Estate	43,165,400	43,165,400	--	--
Telecommunication Services	33,084,787	33,084,787	--	--
Utilities	73,396,783	73,396,783	--	--
U.S. Government and Government Agency Obligations	419,374	--	419,374	--
Money Market Funds	59,997,929	59,997,929	--	--
Total Investments in Securities:	$1,206,879,572	$1,206,460,198	$419,374	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(16,665)	$(16,665)	$--	$--
Total Liabilities	$(16,665)	$(16,665)	$--	$--
Total Derivative Instruments:	$(16,665)	$(16,665)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Value Fund

October 31, 2017

ZMV-QTLY-1217
1.9881565.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	757	$13,467
Delphi Automotive PLC	216	21,466
Hertz Global Holdings, Inc. (a)	141	3,507
		38,440
Diversified Consumer Services - 1.4%
Houghton Mifflin Harcourt Co. (a)	1,577	15,612
Service Corp. International	398	14,113
ServiceMaster Global Holdings, Inc. (a)	377	17,760
		47,485
Hotels, Restaurants & Leisure - 1.4%
Eldorado Resorts, Inc. (a)	441	11,334
U.S. Foods Holding Corp. (a)	522	14,240
Wyndham Worldwide Corp.	208	22,225
		47,799
Household Durables - 1.8%
D.R. Horton, Inc.	619	27,366
Newell Brands, Inc.	138	5,628
Techtronic Industries Co. Ltd.	2,726	15,986
Whirlpool Corp.	71	11,639
		60,619
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	221	12,588
Series A (a)	773	17,563
		30,151
Leisure Products - 0.9%
Mattel, Inc.	1,639	23,143
Vista Outdoor, Inc. (a)	370	7,737
		30,880
Media - 3.5%
DISH Network Corp. Class A (a)	193	9,368
Entercom Communications Corp. Class A	618	6,829
Grupo Televisa SA de CV (CPO) sponsored ADR	450	9,851
Liberty Broadband Corp. Class C (a)	166	14,490
Liberty Global PLC Class C (a)	480	14,347
Nexstar Broadcasting Group, Inc. Class A	132	8,422
Omnicom Group, Inc.	374	25,129
Sinclair Broadcast Group, Inc. Class A	552	17,498
Twenty-First Century Fox, Inc.:
Class A	320	8,368
Class B	135	3,436
		117,738
Specialty Retail - 1.2%
AutoZone, Inc. (a)	39	22,991
O'Reilly Automotive, Inc. (a)	6	1,266
Sally Beauty Holdings, Inc. (a)	310	5,366
Signet Jewelers Ltd.	161	10,557
		40,180
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	86	10,906

TOTAL CONSUMER DISCRETIONARY		424,198

CONSUMER STAPLES - 4.9%
Beverages - 1.1%
Cott Corp.	932	13,972
Molson Coors Brewing Co. Class B	303	24,504
		38,476
Food & Staples Retailing - 0.3%
CVS Health Corp.	135	9,252
Walgreens Boots Alliance, Inc.	40	2,651
		11,903
Food Products - 3.0%
Bunge Ltd.	46	3,164
Darling International, Inc. (a)	1,513	27,612
Nomad Foods Ltd. (a)	1,003	15,145
The J.M. Smucker Co.	243	25,770
TreeHouse Foods, Inc. (a)	282	18,719
Tyson Foods, Inc. Class A	126	9,187
		99,597
Personal Products - 0.5%
Coty, Inc. Class A	1,022	15,739

TOTAL CONSUMER STAPLES		165,715

ENERGY - 7.0%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	199	6,255
C&J Energy Services, Inc.	123	3,504
Dril-Quip, Inc. (a)	276	11,620
Halliburton Co.	87	3,718
Nabors Industries Ltd.	2,111	11,885
Odfjell Drilling A/S (a)	600	2,402
TechnipFMC PLC	87	2,383
		41,767
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	104	5,134
Boardwalk Pipeline Partners, LP	1,340	18,787
Cabot Oil & Gas Corp.	434	12,022
Cenovus Energy, Inc.	1,537	14,916
Cheniere Energy, Inc. (a)	299	13,975
Diamondback Energy, Inc. (a)	92	9,859
Energen Corp. (a)	147	7,600
Enterprise Products Partners LP	253	6,199
EQT Corp.	362	22,639
GasLog Ltd.	541	9,332
Golar LNG Ltd.	318	6,719
Lundin Petroleum AB	608	14,300
Marathon Petroleum Corp.	269	16,070
Newfield Exploration Co. (a)	216	6,651
Phillips 66 Co.	99	9,017
Plains GP Holdings LP Class A	304	6,202
Teekay Offshore Partners LP	2,801	7,171
WPX Energy, Inc. (a)	768	8,663
		195,256

TOTAL ENERGY		237,023

FINANCIALS - 16.3%
Banks - 4.1%
CIT Group, Inc.	810	37,762
PNC Financial Services Group, Inc.	154	21,066
Popular, Inc.	152	5,575
U.S. Bancorp	686	37,305
Wells Fargo & Co.	659	36,996
		138,704
Capital Markets - 2.6%
Apollo Global Management LLC Class A	625	19,738
Ares Capital Corp.	248	3,988
Brookfield Asset Management, Inc. Class A	23	965
Franklin Resources, Inc.	436	18,369
Legg Mason, Inc.	529	20,197
State Street Corp.	86	7,912
The Blackstone Group LP	495	16,479
		87,648
Consumer Finance - 5.2%
Ally Financial, Inc.	594	15,521
American Express Co.	3	287
Capital One Financial Corp.	236	21,754
Discover Financial Services	844	56,151
OneMain Holdings, Inc. (a)	583	18,522
Synchrony Financial	1,869	60,967
		173,202
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	142	26,545
Donnelley Financial Solutions, Inc.	388	8,342
		34,887
Insurance - 3.2%
AFLAC, Inc.	137	11,493
Chubb Ltd.	172	25,941
Fairfax Financial Holdings Ltd. (sub. vtg.)	2	1,053
FNF Group	745	27,878
Greenlight Capital Re, Ltd. (a)	220	4,851
Reinsurance Group of America, Inc.	139	20,764
Torchmark Corp.	181	15,228
		107,208
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	1,010	8,322

TOTAL FINANCIALS		549,971

HEALTH CARE - 6.7%
Biotechnology - 1.0%
Amgen, Inc.	83	14,543
Shire PLC sponsored ADR	43	6,348
United Therapeutics Corp. (a)	117	13,875
		34,766
Health Care Equipment & Supplies - 0.8%
Dentsply Sirona, Inc.	50	3,054
Hill-Rom Holdings, Inc.	11	888
Hologic, Inc. (a)	20	757
Steris PLC	34	3,173
Teleflex, Inc.	15	3,555
Zimmer Biomet Holdings, Inc.	141	17,148
		28,575
Health Care Providers & Services - 2.7%
Aetna, Inc.	53	9,012
Cardinal Health, Inc.	93	5,757
Centene Corp. (a)	33	3,091
DaVita HealthCare Partners, Inc. (a)	39	2,369
Envision Healthcare Corp.	448	19,085
Laboratory Corp. of America Holdings (a)	110	16,908
McKesson Corp.	91	12,547
Patterson Companies, Inc.	27	999
Quest Diagnostics, Inc.	51	4,783
Universal Health Services, Inc. Class B	153	15,713
		90,264
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	7	1,539
Bruker Corp.	19	597
		2,136
Pharmaceuticals - 2.1%
Allergan PLC	32	5,671
Endo International PLC (a)	931	5,940
Indivior PLC (a)	1,511	7,457
Jazz Pharmaceuticals PLC (a)	230	32,552
Mallinckrodt PLC (a)	398	12,605
Mylan N.V. (a)	125	4,464
Perrigo Co. PLC	19	1,539
		70,228

TOTAL HEALTH CARE		225,969

INDUSTRIALS - 11.6%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	403	12,727
Huntington Ingalls Industries, Inc.	58	13,504
KLX, Inc. (a)	198	10,862
Ultra Electronics Holdings PLC	283	6,856
		43,949
Airlines - 1.7%
American Airlines Group, Inc.	698	32,680
JetBlue Airways Corp. (a)	1,108	21,218
United Continental Holdings, Inc. (a)	88	5,146
		59,044
Building Products - 0.2%
Allegion PLC	67	5,587
Commercial Services & Supplies - 0.7%
IWG PLC	3,418	9,778
KAR Auction Services, Inc.	296	14,010
		23,788
Construction & Engineering - 1.4%
AECOM (a)	830	29,100
Arcadis NV	401	9,272
Astaldi SpA	1,065	7,381
KBR, Inc.	2	39
		45,792
Electrical Equipment - 0.7%
AMETEK, Inc.	136	9,179
Fortive Corp.	85	6,142
Sensata Technologies Holding BV (a)	202	9,880
		25,201
Machinery - 1.2%
Allison Transmission Holdings, Inc.	549	23,327
SPX Flow, Inc. (a)	381	15,709
		39,036
Road & Rail - 1.4%
Avis Budget Group, Inc. (a)	699	28,834
CSX Corp.	70	3,530
Norfolk Southern Corp.	56	7,360
Swift Transporation Co. (a)	206	8,539
		48,263
Trading Companies & Distributors - 3.0%
AerCap Holdings NV (a)	396	20,845
Ashtead Group PLC	644	16,593
Fortress Transportation & Infrastructure Investors LLC	389	7,091
HD Supply Holdings, Inc. (a)	703	24,879
Nexeo Solutions, Inc. (a)	959	7,087
WESCO International, Inc. (a)	384	24,250
		100,745

TOTAL INDUSTRIALS		391,405

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	770	24,748
F5 Networks, Inc. (a)	117	14,189
		38,937
Electronic Equipment & Components - 1.5%
Avnet, Inc.	106	4,219
Cardtronics PLC (a)	354	8,107
Jabil, Inc.	679	19,202
TE Connectivity Ltd.	197	17,921
		49,449
IT Services - 4.2%
Amdocs Ltd.	429	27,928
Cognizant Technology Solutions Corp. Class A	284	21,490
Conduent, Inc.	1,003	15,526
DXC Technology Co.	269	24,619
EVERTEC, Inc.	144	2,160
First Data Corp. Class A (a)	737	13,126
Leidos Holdings, Inc.	293	18,318
Total System Services, Inc.	264	19,021
		142,188
Semiconductors & Semiconductor Equipment - 0.5%
Qualcomm, Inc.	321	16,374
Software - 0.3%
Black Knight, Inc. (a)	12	544
Micro Focus International PLC	313	10,996
		11,540

TOTAL INFORMATION TECHNOLOGY		258,488

MATERIALS - 9.1%
Chemicals - 4.9%
Axalta Coating Systems (a)	726	24,140
Celanese Corp. Class A	75	7,823
CF Industries Holdings, Inc.	395	15,002
DowDuPont, Inc.	207	14,968
Eastman Chemical Co.	219	19,887
FMC Corp.	64	5,943
LyondellBasell Industries NV Class A	191	19,774
Monsanto Co.	66	7,993
PPG Industries, Inc.	76	8,834
The Chemours Co. LLC	321	18,172
Westlake Chemical Corp.	256	21,737
		164,273
Construction Materials - 0.6%
Eagle Materials, Inc.	190	20,058
Containers & Packaging - 2.7%
Avery Dennison Corp.	59	6,264
Ball Corp.	566	24,298
Berry Global Group, Inc. (a)	214	12,722
Graphic Packaging Holding Co.	1,379	21,361
Sealed Air Corp.	337	14,906
Silgan Holdings, Inc.	336	9,828
		89,379
Metals & Mining - 0.6%
Alcoa Corp.	112	5,351
Antofagasta PLC	190	2,409
Randgold Resources Ltd. sponsored ADR	61	5,994
Steel Dynamics, Inc.	218	8,112
		21,866
Paper & Forest Products - 0.3%
Kapstone Paper & Packaging Corp.	399	8,962

TOTAL MATERIALS		304,538

REAL ESTATE - 12.7%
Equity Real Estate Investment Trusts (REITs) - 11.5%
American Tower Corp.	257	36,923
AvalonBay Communities, Inc.	78	14,144
Boston Properties, Inc.	98	11,876
Colony NorthStar, Inc.	3,090	37,945
Corporate Office Properties Trust (SBI)	517	16,508
Douglas Emmett, Inc.	493	19,616
Equinix, Inc.	25	11,588
Equity Commonwealth (a)	21	631
Equity Lifestyle Properties, Inc.	384	33,976
Equity Residential (SBI)	223	14,999
Essex Property Trust, Inc.	108	28,342
Extra Space Storage, Inc.	312	25,456
Forest City Realty Trust, Inc. Class A	534	13,152
General Growth Properties, Inc.	1,018	19,810
iStar Financial, Inc. (a)	894	10,460
Lamar Advertising Co. Class A	133	9,369
National Retail Properties, Inc.	538	21,617
Outfront Media, Inc.	820	19,229
Public Storage	21	4,352
Quality Care Properties, Inc.	6	95
Safety Income and Growth, Inc.	22	395
SBA Communications Corp. Class A (a)	10	1,572
Simon Property Group, Inc.	16	2,485
Spirit Realty Capital, Inc.	1,313	10,911
VEREIT, Inc.	887	6,998
Welltower, Inc.	110	7,366
WP Glimcher, Inc.	1,066	8,347
		388,162
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	614	24,142
Kennedy-Wilson Holdings, Inc.	91	1,770
Realogy Holdings Corp.	382	12,350
		38,262

TOTAL REAL ESTATE		426,424

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)	328	3,936
Level 3 Communications, Inc.	132	7,079
		11,015
UTILITIES - 8.9%
Electric Utilities - 5.1%
Alliant Energy Corp.	271	11,723
Edison International	669	53,487
Exelon Corp.	179	7,198
NextEra Energy, Inc.	69	10,700
PG&E Corp.	460	26,574
Xcel Energy, Inc.	1,232	61,009
		170,691
Independent Power and Renewable Electricity Producers - 1.1%
NRG Energy, Inc.	623	15,575
The AES Corp.	1,995	21,207
		36,782
Multi-Utilities - 2.7%
CMS Energy Corp.	254	12,286
Public Service Enterprise Group, Inc.	271	13,333
Sempra Energy	551	64,737
		90,356

TOTAL UTILITIES		297,829

TOTAL COMMON STOCKS
(Cost $3,219,678)		3,292,575
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $4,283)	14,000	1,960
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $18,013)	18,009	18,013
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $3,241,974)		3,312,548
NET OTHER ASSETS (LIABILITIES) - 1.6%		52,168
NET ASSETS - 100%		$3,364,716

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$232
Total	$232

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$424,198	$424,198	$--	$--
Consumer Staples	165,715	165,715	--	--
Energy	237,023	237,023	--	--
Financials	549,971	549,971	--	--
Health Care	225,969	225,969	--	--
Industrials	391,405	391,405	--	--
Information Technology	258,488	258,488	--	--
Materials	304,538	304,538	--	--
Real Estate	426,424	426,424	--	--
Telecommunication Services	11,015	11,015	--	--
Utilities	297,829	297,829	--	--
Corporate Bonds	1,960	--	1,960	--
Money Market Funds	18,013	18,013	--	--
Total Investments in Securities:	$3,312,548	$3,310,588	$1,960	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Value Fund

October 31, 2017

ZXU-QTLY-1217
1.9881561.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.7%
Delphi Automotive PLC	417	$41,441
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	621	29,255
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	127	33,244
Newell Brands, Inc.	948	38,659
		71,903
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	1,428	32,444
Media - 3.2%
Liberty Broadband Corp. Class C (a)	548	47,835
The Walt Disney Co.	692	67,685
Time Warner, Inc.	470	46,196
Twenty-First Century Fox, Inc. Class A	1,184	30,962
		192,678
Specialty Retail - 0.3%
Burlington Stores, Inc. (a)	203	19,060
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	266	33,731

TOTAL CONSUMER DISCRETIONARY		420,512

CONSUMER STAPLES - 7.9%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	529	42,780
Food & Staples Retailing - 2.1%
Kroger Co.	1,683	34,838
Wal-Mart Stores, Inc.	372	32,479
Walgreens Boots Alliance, Inc.	876	58,053
		125,370
Food Products - 2.1%
Mondelez International, Inc.	689	28,545
The J.M. Smucker Co.	397	42,102
The Kraft Heinz Co.	699	54,054
		124,701
Household Products - 2.3%
Procter & Gamble Co.	1,599	138,058
Tobacco - 0.7%
Philip Morris International, Inc.	428	44,786

TOTAL CONSUMER STAPLES		475,695

ENERGY - 10.6%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	1,457	45,794
Dril-Quip, Inc. (a)	553	23,281
		69,075
Oil, Gas & Consumable Fuels - 9.4%
Cabot Oil & Gas Corp.	1,853	51,328
Cenovus Energy, Inc.	5,407	52,473
Cheniere Energy, Inc. (a)	776	36,270
Chevron Corp.	757	87,729
ConocoPhillips Co.	2,331	119,231
Phillips 66 Co.	710	64,667
Suncor Energy, Inc.	3,530	119,847
Valero Energy Corp.	436	34,396
		565,941

TOTAL ENERGY		635,016

FINANCIALS - 22.8%
Banks - 7.4%
CIT Group, Inc.	844	39,347
Citigroup, Inc.	939	69,017
First Citizen Bancshares, Inc.	105	42,525
Popular, Inc.	182	6,676
Prosperity Bancshares, Inc.	116	7,630
U.S. Bancorp	1,163	63,244
Wells Fargo & Co.	3,808	213,781
		442,220
Capital Markets - 3.3%
Cowen Group, Inc. Class A (a)	1,389	20,835
Fortress Investment Group LLC	672	5,248
Franklin Resources, Inc.	405	17,063
Goldman Sachs Group, Inc.	456	110,571
Interactive Brokers Group, Inc.	784	42,352
		196,069
Consumer Finance - 3.3%
Ally Financial, Inc.	2,216	57,904
Discover Financial Services	576	38,321
Synchrony Financial	3,158	103,014
		199,239
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	1,296	242,276
Donnelley Financial Solutions, Inc.	234	5,031
		247,307
Insurance - 4.0%
AFLAC, Inc.	623	52,263
Chubb Ltd.	725	109,345
Kansas City Life Insurance Co.	274	13,426
National Western Life Group, Inc. (b)	49	17,521
Torchmark Corp.	546	45,935
		238,490
Mortgage Real Estate Investment Trusts - 0.2%
Resource Capital Corp.	1,394	14,302
Thrifts & Mortgage Finance - 0.5%
Meridian Bancorp, Inc. Maryland	1,428	28,132

TOTAL FINANCIALS		1,365,759

HEALTH CARE - 12.9%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	89	10,650
Amgen, Inc.	438	76,746
		87,396
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	496	26,898
Danaher Corp.	574	52,963
Medtronic PLC	666	53,626
		133,487
Health Care Providers & Services - 1.4%
Aetna, Inc.	136	23,124
Capital Senior Living Corp. (a)	782	10,401
Cardinal Health, Inc.	127	7,861
Cigna Corp.	160	31,555
Humana, Inc. (b)	26	6,639
McKesson Corp.	55	7,583
		87,163
Pharmaceuticals - 7.8%
Allergan PLC	110	19,495
Bristol-Myers Squibb Co.	218	13,442
Jazz Pharmaceuticals PLC (a)	497	70,340
Johnson & Johnson	1,294	180,397
Merck & Co., Inc.	1,403	77,291
Pfizer, Inc.	3,041	106,617
		467,582

TOTAL HEALTH CARE		775,628

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.1%
Raytheon Co.	179	32,256
United Technologies Corp.	299	35,808
		68,064
Airlines - 1.2%
American Airlines Group, Inc.	933	43,683
JetBlue Airways Corp. (a)	1,529	29,280
		72,963
Construction & Engineering - 0.5%
AECOM (a)	769	26,961
Electrical Equipment - 1.3%
AMETEK, Inc.	415	28,008
Fortive Corp.	222	16,042
Sensata Technologies Holding BV (a)	695	33,992
		78,042
Industrial Conglomerates - 1.4%
General Electric Co.	3,316	66,851
Honeywell International, Inc.	102	14,704
		81,555
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	434	17,903
Norfolk Southern Corp.	410	53,882
		71,785
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	842	29,798

TOTAL INDUSTRIALS		429,168

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc.	935	10,893
Cisco Systems, Inc.	3,860	131,819
Juniper Networks, Inc.	1,139	28,281
		170,993
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	283	23,424
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	33	34,090
IT Services - 1.5%
Amdocs Ltd.	948	61,715
Cognizant Technology Solutions Corp. Class A	206	15,588
Leidos Holdings, Inc.	246	15,380
		92,683
Semiconductors & Semiconductor Equipment - 1.2%
Qualcomm, Inc.	1,377	70,241
Software - 1.4%
Oracle Corp.	1,603	81,593
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	73	12,340

TOTAL INFORMATION TECHNOLOGY		485,364

MATERIALS - 2.9%
Chemicals - 2.5%
DowDuPont, Inc.	888	64,211
Eastman Chemical Co.	276	25,064
LyondellBasell Industries NV Class A	323	33,440
Westlake Chemical Corp.	307	26,067
		148,782
Containers & Packaging - 0.4%
Ball Corp.	570	24,470

TOTAL MATERIALS		173,252

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	93	13,361
Colony NorthStar, Inc.	1,696	20,827
Forest City Realty Trust, Inc. Class A	1,013	24,950
General Growth Properties, Inc.	519	10,100
NorthStar Realty Europe Corp.	1,949	26,253
Quality Care Properties, Inc.	667	10,559
Safety Income and Growth, Inc.	1,277	22,948
Seritage Growth Properties	232	9,542
		138,540
Real Estate Management & Development - 0.5%
Consolidated-Tomoka Land Co.	296	17,322
Jones Lang LaSalle, Inc.	104	13,467
		30,789

TOTAL REAL ESTATE		169,329

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	2,812	94,624
Verizon Communications, Inc.	1,223	58,545
		153,169
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	100	5,977

TOTAL TELECOMMUNICATION SERVICES		159,146

UTILITIES - 6.1%
Electric Utilities - 3.7%
Alliant Energy Corp.	4	173
Exelon Corp.	1,393	56,013
NextEra Energy, Inc.	464	71,952
PG&E Corp.	763	44,079
Xcel Energy, Inc.	977	48,381
		220,598
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	1,114	27,850
The AES Corp.	2,387	25,374
		53,224
Multi-Utilities - 1.5%
Public Service Enterprise Group, Inc.	775	38,130
Sempra Energy	438	51,465
		89,595

TOTAL UTILITIES		363,417

TOTAL COMMON STOCKS
(Cost $5,364,102)		5,452,286

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 1.10% (c)
(Cost $526,757)	526,652	526,757
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $5,890,859)		5,979,043
NET OTHER ASSETS (LIABILITIES) - 0.2%		14,937
NET ASSETS - 100%		$5,993,980

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$977
Total	$977

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value K6 Fund

October 31, 2017

MCVK6-QTLY-1217
1.9883980.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 3.0%
Lear Corp.	2,231	$391,741
Tenneco, Inc.	4,635	269,340
The Goodyear Tire & Rubber Co.	10,140	310,183
		971,264
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	2,490	266,057
Household Durables - 3.3%
D.R. Horton, Inc.	15,015	663,813
Whirlpool Corp.	2,597	425,726
		1,089,539
Media - 0.8%
Interpublic Group of Companies, Inc.	13,450	258,913
Specialty Retail - 2.3%
Williams-Sonoma, Inc. (a)	14,229	734,216
Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd. (b)	8,057	393,262

TOTAL CONSUMER DISCRETIONARY		3,713,251

CONSUMER STAPLES - 4.0%
Food Products - 4.0%
Campbell Soup Co.	6,420	304,115
Ingredion, Inc.	3,426	429,449
Tyson Foods, Inc. Class A	7,589	553,314
		1,286,878
ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Andeavor	3,923	416,780
Cabot Oil & Gas Corp.	14,993	415,306
Devon Energy Corp.	18,369	677,816
HollyFrontier Corp.	7,230	267,149
Marathon Petroleum Corp.	9,217	550,624
World Fuel Services Corp.	2,529	70,306
		2,397,981
FINANCIALS - 21.2%
Banks - 3.9%
Comerica, Inc.	4,800	377,136
East West Bancorp, Inc.	6,282	375,915
Regions Financial Corp.	32,658	505,546
		1,258,597
Capital Markets - 3.6%
Federated Investors, Inc. Class B (non-vtg.)	9,728	302,249
Invesco Ltd.	13,569	485,635
Lazard Ltd. Class A	8,410	399,811
		1,187,695
Consumer Finance - 5.8%
Discover Financial Services	14,013	932,285
Synchrony Financial	28,850	941,083
		1,873,368
Insurance - 6.1%
Allstate Corp.	2,766	259,617
First American Financial Corp.	9,089	494,623
FNF Group	17,894	669,593
Reinsurance Group of America, Inc.	3,777	564,208
		1,988,041
Mortgage Real Estate Investment Trusts - 1.8%
AGNC Investment Corp.	15,409	310,183
MFA Financial, Inc.	33,151	273,164
		583,347

TOTAL FINANCIALS		6,891,048

HEALTH CARE - 5.6%
Biotechnology - 1.0%
United Therapeutics Corp. (b)	2,684	318,296
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	4,650	287,835
Laboratory Corp. of America Holdings (b)	3,100	476,501
Quest Diagnostics, Inc.	4,216	395,376
Universal Health Services, Inc. Class B	3,478	357,191
		1,516,903

TOTAL HEALTH CARE		1,835,199

INDUSTRIALS - 11.6%
Aerospace & Defense - 1.2%
Spirit AeroSystems Holdings, Inc. Class A	4,831	386,963
Airlines - 0.8%
Copa Holdings SA Class A	2,304	283,830
Building Products - 1.2%
Owens Corning	4,623	382,276
Electrical Equipment - 0.6%
Regal Beloit Corp.	2,451	198,899
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	3,191	350,468
Machinery - 5.6%
Allison Transmission Holdings, Inc.	6,844	290,802
Crane Co.	3,850	320,012
Cummins, Inc.	2,928	517,905
Ingersoll-Rand PLC	3,988	353,337
Snap-On, Inc.	2,167	341,909
		1,823,965
Professional Services - 1.1%
Manpower, Inc.	2,874	354,307

TOTAL INDUSTRIALS		3,780,708

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 2.7%
CommScope Holding Co., Inc. (b)	8,753	281,321
F5 Networks, Inc. (b)	2,162	262,186
Juniper Networks, Inc.	13,217	328,178
		871,685
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	3,115	283,372
IT Services - 2.1%
Amdocs Ltd.	6,333	412,278
Cognizant Technology Solutions Corp. Class A	3,816	288,757
		701,035
Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	6,567	291,706

TOTAL INFORMATION TECHNOLOGY		2,147,798

MATERIALS - 5.6%
Chemicals - 2.0%
Eastman Chemical Co.	4,121	374,228
LyondellBasell Industries NV Class A	2,604	269,592
		643,820
Containers & Packaging - 2.6%
Bemis Co., Inc.	6,337	285,292
Graphic Packaging Holding Co.	18,953	293,582
Owens-Illinois, Inc. (b)	10,907	260,568
		839,442
Metals & Mining - 1.0%
Steel Dynamics, Inc.	8,908	331,467

TOTAL MATERIALS		1,814,729

REAL ESTATE - 14.3%
Equity Real Estate Investment Trusts (REITs) - 8.6%
American Tower Corp.	1,855	266,508
Equity Lifestyle Properties, Inc.	3,445	304,814
Extra Space Storage, Inc.	4,094	334,029
Lamar Advertising Co. Class A	4,721	332,547
Omega Healthcare Investors, Inc.	10,611	306,233
Ventas, Inc.	7,194	451,424
VEREIT, Inc.	41,300	325,857
Welltower, Inc.	7,041	471,465
		2,792,877
Real Estate Management & Development - 5.7%
CBRE Group, Inc. (b)	19,399	762,769
Jones Lang LaSalle, Inc.	3,088	399,865
Realogy Holdings Corp.	21,581	697,714
		1,860,348

TOTAL REAL ESTATE		4,653,225

UTILITIES - 10.7%
Electric Utilities - 4.1%
Great Plains Energy, Inc.	10,314	338,609
Hawaiian Electric Industries, Inc.	2,100	76,566
Xcel Energy, Inc.	18,934	937,612
		1,352,787
Multi-Utilities - 6.6%
CenterPoint Energy, Inc.	24,956	738,198
CMS Energy Corp.	8,267	399,875
DTE Energy Co.	4,299	474,868
WEC Energy Group, Inc.	7,758	522,812
		2,135,753

TOTAL UTILITIES		3,488,540

TOTAL COMMON STOCKS
(Cost $30,638,864)		32,009,357

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.10%(c)	428,582	428,668
Fidelity Securities Lending Cash Central Fund 1.11%(c)(d)	756,074	756,150
TOTAL MONEY MARKET FUNDS
(Cost $1,184,818)		1,184,818
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $31,823,682)		33,194,175
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(668,709)
NET ASSETS - 100%		$32,525,466

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$698
Fidelity Securities Lending Cash Central Fund	4
Total	$702

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $33,895,947 in exchange for 3,323,132 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Effective after the close of business on October 31, 2017, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $9,318,982 in exchange for 874,201 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017